Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

November 30, 2020

SEI-QTLY-0121
1.810690.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	193,163	$591,079
ATN International, Inc.	49,421	2,418,664
Bandwidth, Inc. (a)(b)	90,885	13,794,525
Cincinnati Bell, Inc. (a)	218,522	3,323,720
Cogent Communications Group, Inc.	180,514	10,495,084
Consolidated Communications Holdings, Inc. (a)	325,131	1,820,734
GCI Liberty, Inc. (a)	444,709	40,521,884
Globalstar, Inc. (a)(b)	3,208,461	1,034,087
IDT Corp. Class B (a)	86,246	1,028,052
Iridium Communications, Inc. (a)	501,606	16,096,537
Liberty Global PLC:
Class A (a)	745,260	16,783,255
Class B (a)	300	6,693
Class C (a)	1,485,081	32,137,153
Liberty Latin America Ltd.:
Class A (a)	161,607	1,834,239
Class C (a)	711,505	8,047,122
Ooma, Inc. (a)	102,087	1,593,578
ORBCOMM, Inc. (a)	353,110	2,019,789
Otelco, Inc. (a)	200	2,304
PDVWireless, Inc. (a)	52,816	1,580,783
Vonage Holdings Corp. (a)	1,002,241	12,888,819
		168,018,101
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	245,086	1,046,517
Ballantyne of Omaha, Inc. (a)	46,879	86,257
Chicken Soup For The Soul Entertainment, Inc. (a)	3,245	55,814
Cinedigm Corp. (a)	172,847	92,992
Cinemark Holdings, Inc. (b)	473,320	7,312,794
Gaia, Inc. Class A (a)(b)	70,283	700,722
Glu Mobile, Inc. (a)	644,227	6,513,135
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	51,140	1,287,194
Liberty Braves Class C (a)(b)	156,959	3,923,975
Liberty Formula One Group Series C (a)	959,728	40,097,436
Liberty Media Class A (a)	29,730	1,124,686
Liberty SiriusXM Series A (a)	367,014	15,025,553
Liberty SiriusXM Series C (a)	744,475	30,530,920
Lions Gate Entertainment Corp.:
Class A (a)(b)	299,542	2,917,539
Class B (a)	472,810	4,245,834
LiveXLive Media, Inc. (a)(b)	188,895	472,238
Madison Square Garden Entertainment Corp. (a)	73,660	5,598,897
Marcus Corp. (b)	108,239	1,270,726
NTN Communications, Inc. (a)	20,786	42,403
Reading International, Inc. Class A (a)	94,967	332,385
Roku, Inc. Class A (a)	461,633	135,521,600
Sciplay Corp. (A Shares) (a)	100,896	1,502,341
The Madison Square Garden Co. (a)	75,814	12,842,892
Warner Music Group Corp. Class A (b)	387,707	11,526,529
World Wrestling Entertainment, Inc. Class A	201,216	8,660,337
Zynga, Inc. (a)	4,382,747	36,157,663
		328,889,379
Interactive Media & Services - 2.3%
ANGI Homeservices, Inc. Class A (a)(b)	312,147	3,858,137
Autoweb, Inc. (a)(b)	46,143	148,580
CarGurus, Inc. Class A (a)	369,518	9,256,426
Cars.com, Inc. (a)(b)	302,182	3,375,373
DHI Group, Inc. (a)	262,377	503,764
Eventbrite, Inc. (a)(b)	290,322	4,868,700
EverQuote, Inc. Class A (a)(b)	38,459	1,448,366
InterActiveCorp (a)	347,211	49,300,490
Izea Worldwide, Inc. (a)(b)	164,151	149,936
Liberty TripAdvisor Holdings, Inc. (a)	291,579	801,842
Match Group, Inc. (a)	1,133,036	157,729,942
Pinterest, Inc. Class A (a)	2,018,228	141,316,325
Professional Diversity Network, Inc. (a)(b)	5,685	8,357
QuinStreet, Inc. (a)	221,035	3,944,370
Snap, Inc. Class A (a)	3,913,159	173,822,523
Super League Gaming, Inc. (a)(b)	27,668	53,123
Travelzoo, Inc. (a)	17,983	169,939
TripAdvisor, Inc.	413,683	10,797,126
TrueCar, Inc. (a)	424,994	1,733,976
Yelp, Inc. (a)	303,042	9,679,161
Zedge, Inc. (a)	22,584	89,207
Zillow Group, Inc.:
Class A (a)	178,214	19,665,915
Class C (a)(b)	603,231	65,034,334
Zoominfo Technologies, Inc. (b)	262,631	13,459,839
		671,215,751
Media - 1.3%
A.H. Belo Corp. Class A	71,028	107,252
Altice U.S.A., Inc. Class A (a)	1,442,043	48,914,099
AMC Networks, Inc. Class A(a)(b)	131,324	4,329,752
Beasley Broadcast Group, Inc. Class A	15,847	23,929
Boston Omaha Corp. (a)	59,646	1,382,594
Cable One, Inc.	23,440	46,426,905
Cardlytics, Inc. (a)(b)	118,763	14,094,793
Cbdmd, Inc. (a)(b)	199,426	600,272
Clear Channel Outdoor Holdings, Inc. (a)	1,954,863	2,951,843
comScore, Inc. (a)	245,403	625,778
Creative Realities, Inc. (a)	27,236	33,773
Cumulus Media, Inc. (a)(b)	80,537	706,309
Daily Journal Corp. (a)(b)	4,533	1,223,910
Digital Media Solutions, Inc. Class A (a)(b)	5,215	35,984
E.W. Scripps Co. Class A	256,753	3,276,168
Emerald Expositions Events, Inc.	131,779	561,379
Entercom Communications Corp. Class A	571,458	1,388,643
Entravision Communication Corp. Class A	291,837	846,327
Fluent, Inc. (a)	183,347	630,714
Gannett Co., Inc. (b)	592,584	1,682,939
Gray Television, Inc. (a)(b)	405,341	7,158,322
Hemisphere Media Group, Inc. (a)	92,913	999,744
iHeartMedia, Inc. (a)(b)	285,657	3,415,029
Insignia Systems, Inc. (a)	22,471	23,595
John Wiley & Sons, Inc. Class A	190,334	6,574,136
Lee Enterprises, Inc. (a)(b)	318,371	337,473
Liberty Broadband Corp.:
Class A (a)	20,228	3,171,144
Class C (a)	739,081	116,294,395
Loral Space & Communications Ltd.	63,646	1,462,585
Marchex, Inc. Class B (a)	161,827	349,546
MDC Partners, Inc. Class A (a)	246,611	567,205
Mediaco Holding, Inc. (a)(b)	3,719	9,223
Meredith Corp. (b)	180,510	3,673,379
MSG Network, Inc. Class A (a)(b)	200,436	2,433,293
National CineMedia, Inc.	299,105	1,007,984
Nexstar Broadcasting Group, Inc. Class A	195,953	20,624,053
Saga Communications, Inc. Class A	17,467	397,374
Salem Communications Corp. Class A (b)	38,194	40,868
Scholastic Corp.	134,875	3,199,235
Sinclair Broadcast Group, Inc. Class A (b)	184,824	5,038,302
Sirius XM Holdings, Inc. (b)	5,306,075	34,436,427
SPAR Group, Inc. (a)(b)	143,038	134,456
Srax, Inc. (a)(b)	55,736	157,733
Srax, Inc. rights 12/31/20 (a)(c)	34,667	6,240
TechTarget, Inc. (a)	104,603	5,491,658
Tegna, Inc.	926,607	13,352,407
The New York Times Co. Class A (b)	629,688	27,019,912
Townsquare Media, Inc.	39,720	266,124
Tribune Publishing Co.	94,661	1,143,505
Urban One, Inc. Class D (non-vtg.) (a)	112,382	164,078
WideOpenWest, Inc. (a)(b)	205,314	1,681,522
Xcel Brands, Inc. (a)(b)	41,881	41,043
		390,515,353
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	204,336	2,891,354
Gogo, Inc. (a)	224,039	2,361,371
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	216,698	9,630,059
Spok Holdings, Inc.	96,009	943,768
Telephone & Data Systems, Inc.	415,605	7,888,183
U.S. Cellular Corp. (a)	64,609	2,025,492
		26,801,784

TOTAL COMMUNICATION SERVICES		1,585,440,368

CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.9%
Adient PLC (a)	406,893	12,731,682
American Axle & Manufacturing Holdings, Inc. (a)	494,615	3,937,135
Autoliv, Inc.	341,622	30,421,439
BorgWarner, Inc.	526	20,435
Cooper Tire & Rubber Co.	215,431	8,559,074
Cooper-Standard Holding, Inc. (a)	81,829	2,775,640
Dana, Inc.	620,800	10,454,272
Dorman Products, Inc. (a)	125,325	11,576,270
Fox Factory Holding Corp. (a)	180,219	15,727,712
Gentex Corp.	1,070,386	34,894,584
Gentherm, Inc. (a)	142,292	8,090,723
Horizon Global Corp. (a)	113,949	827,270
LCI Industries (b)	108,967	13,705,869
Lear Corp.	237,091	33,892,158
Modine Manufacturing Co. (a)	234,084	2,556,197
Motorcar Parts of America, Inc. (a)	93,916	1,889,590
Patrick Industries, Inc.	94,187	5,937,548
Standard Motor Products, Inc.	88,011	4,074,029
Stoneridge, Inc. (a)(b)	122,577	3,292,418
Strattec Security Corp.	16,077	712,211
Superior Industries International, Inc. (a)	124,446	620,986
Sypris Solutions, Inc. (a)	33,367	48,716
Tenneco, Inc. (a)	224,123	2,386,910
The Goodyear Tire & Rubber Co.	996,505	10,383,582
Unique Fabricating, Inc. (a)	9,426	44,208
Veoneer, Inc. (a)(b)	413,388	8,238,823
Visteon Corp. (a)	120,445	14,555,778
Workhorse Group, Inc. (a)(b)	404,943	10,273,404
XPEL, Inc. (a)	71,155	2,695,351
		255,324,014
Automobiles - 6.4%
Arcimoto, Inc. (a)(b)	111,858	1,510,083
DropCar, Inc. (a)(b)	328	2,424
Harley-Davidson, Inc.	665,326	26,805,985
Tesla, Inc. (a)	3,250,299	1,844,869,669
Thor Industries, Inc. (b)	241,901	23,345,866
Winnebago Industries, Inc. (b)	145,514	7,702,056
		1,904,236,083
Distributors - 0.0%
Core-Mark Holding Co., Inc.	193,430	6,033,082
Educational Development Corp.	32,392	509,526
Funko, Inc. (a)(b)	87,402	767,390
Weyco Group, Inc.	33,001	591,378
		7,901,376
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	231,420	6,625,555
American Public Education, Inc. (a)	68,058	2,112,520
Aspen Group, Inc. (a)	75,474	917,009
Bright Horizons Family Solutions, Inc. (a)	264,557	45,003,791
Career Education Corp. (a)	311,455	3,531,900
Carriage Services, Inc.	76,782	2,089,238
Chegg, Inc. (a)(b)	545,315	42,496,398
Collectors Universe, Inc.	41,690	3,216,384
Franchise Group, Inc.	116,670	3,125,589
Frontdoor, Inc. (a)	371,942	17,607,734
Graham Holdings Co.	17,901	8,002,105
Grand Canyon Education, Inc. (a)	207,194	17,294,483
H&R Block, Inc.	838,358	15,761,130
Houghton Mifflin Harcourt Co. (a)	514,416	1,548,392
K12, Inc. (a)	185,842	4,335,694
Laureate Education, Inc. Class A (a)	451,222	6,407,352
Lincoln Educational Services Corp. (a)	88,970	557,842
OneSpaWorld Holdings Ltd. (b)	215,126	1,901,714
Regis Corp. (a)(b)	125,533	1,065,775
Select Interior Concepts, Inc. (a)	96,538	733,689
Service Corp. International	772,141	37,556,938
ServiceMaster Global Holdings, Inc. (a)	576,199	28,251,037
Strategic Education, Inc.	104,630	9,823,711
Universal Technical Institute, Inc. (a)	129,724	850,989
Vivint Smart Home, Inc. Class A (a)	174,721	3,849,104
Weight Watchers International, Inc. (a)(b)	210,164	6,201,940
Xpresspa Group, Inc. (a)(b)	232,358	381,067
Zovio, Inc. (a)(b)	125,853	468,173
		271,717,253
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	199,858	2,086,518
ARAMARK Holdings Corp.	1,103,790	38,632,650
Ark Restaurants Corp.	8,300	119,437
BBQ Holdings, Inc. (a)	20,922	93,521
BFC Financial Corp. Class A	64,600	821,066
Biglari Holdings, Inc. (a)	449	250,542
Biglari Holdings, Inc. (a)	4,931	552,272
BJ's Restaurants, Inc. (b)	97,494	3,220,227
Bloomin' Brands, Inc.	340,961	5,966,818
Bluegreen Vacations Corp. (b)	41,601	264,582
Boyd Gaming Corp.	350,347	13,484,856
Brinker International, Inc. (b)	195,217	9,782,324
Caesars Entertainment, Inc. (a)	868,930	59,191,512
Carrols Restaurant Group, Inc. (a)	166,470	1,131,996
Century Casinos, Inc. (a)	135,738	802,212
Choice Hotels International, Inc.	126,135	12,569,353
Churchill Downs, Inc.	156,366	28,133,371
Chuy's Holdings, Inc. (a)	82,945	1,965,797
Cracker Barrel Old Country Store, Inc.	103,291	14,417,358
Dave & Buster's Entertainment, Inc. (b)	207,898	5,263,977
Del Taco Restaurants, Inc. (a)	155,797	1,378,803
Denny's Corp. (a)	265,353	3,054,213
Dine Brands Global, Inc. (b)	72,239	4,548,890
Dover Motorsports, Inc.	22,265	41,696
DraftKings, Inc. Class A (a)(b)	1,319,208	69,073,731
Drive Shack, Inc. (a)(b)	295,229	501,889
Dunkin' Brands Group, Inc.	360,438	38,328,977
El Pollo Loco Holdings, Inc. (a)(b)	85,302	1,336,682
Everi Holdings, Inc. (a)	380,841	4,052,148
Extended Stay America, Inc. unit	680,245	9,326,159
Fiesta Restaurant Group, Inc. (a)	88,995	1,045,691
Flanigans Enterprises, Inc. (a)	1,099	18,408
Full House Resorts, Inc. (a)(b)	108,670	379,258
Golden Entertainment, Inc. (a)	88,915	1,480,435
Good Times Restaurants, Inc. (a)(b)	40,245	65,599
Hilton Grand Vacations, Inc. (a)	371,954	10,318,004
Hyatt Hotels Corp. Class A	152,402	10,968,372
Inspired Entertainment, Inc. (a)(b)	65,633	436,459
J. Alexanders Holdings, Inc. (a)	68,394	471,235
Jack in the Box, Inc.	97,984	9,013,548
Kura Sushi U.S.A., Inc. Class A (a)(b)	15,421	253,984
Lindblad Expeditions Holdings (a)	126,946	1,626,178
Luby's, Inc. (a)	53,936	164,505
Marriott Vacations Worldwide Corp.	179,403	22,843,384
Monarch Casino & Resort, Inc. (a)	59,786	3,301,383
Nathan's Famous, Inc.	14,061	798,665
New Canterbury Park Holding Co.	400	4,700
Noodles & Co. (a)	139,481	1,108,874
Papa John's International, Inc.	141,547	11,374,717
Penn National Gaming, Inc. (a)	628,216	43,975,120
Planet Fitness, Inc. (a)	349,850	25,521,558
Playa Hotels & Resorts NV (a)	259,648	1,321,608
PlayAGS, Inc. (a)	140,400	690,768
Potbelly Corp. (a)	129,702	612,193
Rave Restaurant Group, Inc. (a)(b)	27,004	23,091
RCI Hospitality Holdings, Inc. (b)	39,864	1,176,387
Red Lion Hotels Corp. (a)	142,774	336,947
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	1,285,411
Red Rock Resorts, Inc.	279,038	6,067,681
Ruth's Hospitality Group, Inc.	138,050	2,149,439
Scientific Games Corp. Class A (a)(b)	245,230	9,142,174
SeaWorld Entertainment, Inc. (a)	215,695	6,017,891
Shake Shack, Inc. Class A (a)(b)	153,559	12,539,628
Six Flags Entertainment Corp.	324,626	9,975,757
Target Hospitality Corp. (a)	161,509	255,184
Texas Roadhouse, Inc. Class A	285,644	21,651,815
The Cheesecake Factory, Inc. (b)	186,839	7,002,726
The ONE Group Hospitality, Inc. (a)(b)	9,510	31,668
Twin River Worldwide Holdings, Inc. (b)	81,829	3,635,662
Vail Resorts, Inc.	174,863	48,234,210
Wendy's Co.	781,531	17,185,867
Wingstop, Inc.	129,790	16,523,565
Wyndham Destinations, Inc.	366,610	15,419,617
Wyndham Hotels & Resorts, Inc.	404,408	23,253,460
		680,096,403
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	44,549	699,419
Beazer Homes U.S.A., Inc. (a)	137,312	2,033,591
Casper Sleep, Inc. (b)	97,027	610,300
Cavco Industries, Inc. (a)	36,418	6,555,604
Century Communities, Inc. (a)	128,410	5,714,245
Comstock Holding Companies, Inc. (a)(b)	5,255	16,028
Dixie Group, Inc. (a)	52,063	126,513
Emerson Radio Corp. (a)	23,944	24,662
Ethan Allen Interiors, Inc.	95,317	1,741,442
Flexsteel Industries, Inc. (b)	27,568	806,640
GoPro, Inc. Class A (a)(b)	582,867	4,074,240
Green Brick Partners, Inc. (a)(b)	219,442	4,777,252
Hamilton Beach Brands Holding Co. Class A	28,396	533,277
Helen of Troy Ltd. (a)(b)	110,408	22,301,312
Hooker Furniture Corp.	56,516	1,710,739
Hovnanian Enterprises, Inc. Class A (a)	22,827	911,482
Installed Building Products, Inc. (a)	100,986	9,979,437
iRobot Corp. (a)(b)	121,342	9,516,853
KB Home	382,003	13,446,506
Koss Corp. (a)	1,363	2,944
La-Z-Boy, Inc.	201,691	7,470,635
Legacy Housing Corp. (a)	19,089	284,426
LGI Homes, Inc. (a)(b)	96,552	10,432,444
Lifetime Brands, Inc.	49,035	660,501
Live Ventures, Inc. (a)	13,437	163,260
Lovesac (a)(b)	46,332	1,477,064
M.D.C. Holdings, Inc.	214,722	10,364,631
M/I Homes, Inc. (a)	121,370	5,516,267
Meritage Homes Corp. (a)	164,181	14,800,917
Mohawk Group Holdings, Inc. (a)	20,061	141,631
New Home Co. LLC (a)	59,315	333,350
Nova LifeStyle, Inc. (a)(b)	18,912	39,337
Purple Innovation, Inc. (a)	104,838	3,126,269
Skyline Champion Corp. (a)	227,896	7,003,244
Sonos, Inc. (a)	382,929	8,516,341
Taylor Morrison Home Corp. (a)	560,162	14,160,895
Tempur Sealy International, Inc. (a)	838,052	21,110,530
Toll Brothers, Inc.	498,029	23,581,673
TopBuild Corp. (a)(b)	145,059	25,273,630
TRI Pointe Homes, Inc. (a)	565,141	9,878,665
Tupperware Brands Corp. (a)	213,520	7,184,948
Turtle Beach Corp. (a)(b)	65,068	1,216,121
Universal Electronics, Inc. (a)	62,695	3,301,519
VOXX International Corp. (a)	67,531	869,124
Vuzix Corp. (a)(b)	144,813	629,937
Zagg, Inc. (a)(b)	138,785	531,547
		263,651,392
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	105,712	2,477,889
Blue Apron Holdings, Inc. Class A (a)(b)	52,718	404,347
Chewy, Inc. (a)(b)	311,601	24,174,006
Duluth Holdings, Inc. (a)(b)	50,595	743,747
EVINE Live, Inc. (a)	24,283	143,270
Groupon, Inc. (a)(b)	104,339	3,146,864
GrubHub, Inc. (a)	402,157	28,287,723
Lands' End, Inc. (a)(b)	72,685	1,812,764
Leaf Group Ltd. (a)(b)	70,824	399,447
Liquidity Services, Inc. (a)	124,431	1,183,339
Overstock.com, Inc. (a)(b)	185,177	12,497,596
PetMed Express, Inc. (b)	89,042	2,733,589
Quotient Technology, Inc. (a)	343,829	2,561,526
Qurate Retail, Inc. Series A	1,690,799	17,702,666
Remark Holdings, Inc. (a)(b)	334,709	528,840
Revolve Group, Inc. (a)(b)	64,048	1,511,533
RumbleON, Inc. Class B (a)	6,505	219,088
Shutterstock, Inc.	97,309	6,690,967
Stamps.com, Inc. (a)	76,735	14,384,743
Stitch Fix, Inc. (a)(b)	246,339	9,976,730
The RealReal, Inc. (a)(b)	257,350	3,564,298
The Rubicon Project, Inc. (a)(b)	486,822	9,249,618
U.S. Auto Parts Network, Inc. (a)(b)	147,957	2,229,712
Waitr Holdings, Inc. (a)	425,235	1,411,780
Wayfair LLC Class A (a)(b)	298,404	75,902,041
		223,938,123
Leisure Products - 0.8%
Acushnet Holdings Corp.	148,340	5,592,418
American Outdoor Brands, Inc. (a)	65,853	914,369
Brunswick Corp.	345,481	25,786,702
Callaway Golf Co. (b)	407,657	8,662,711
Clarus Corp.	112,447	1,619,237
Escalade, Inc. (b)	33,390	643,425
Genius Brands International, Inc. (a)(b)	906,029	1,259,380
JAKKS Pacific, Inc. (a)(b)	8,492	43,479
Johnson Outdoors, Inc. Class A	29,502	2,466,367
Malibu Boats, Inc. Class A (a)	87,947	5,012,100
Marine Products Corp.	122,059	1,882,150
Mattel, Inc. (a)(b)	1,510,517	23,397,908
MCBC Holdings, Inc. (a)	87,650	1,898,499
Nautilus, Inc. (a)(b)	132,859	2,803,325
Peloton Interactive, Inc. Class A (a)	899,674	104,677,070
Polaris, Inc.	253,284	24,315,264
Smith & Wesson Brands, Inc. (b)	249,401	3,930,560
Sturm, Ruger & Co., Inc.	76,697	4,696,924
Vista Outdoor, Inc. (a)	260,743	5,379,128
YETI Holdings, Inc. (a)	326,741	20,640,229
		245,621,245
Multiline Retail - 0.3%
Big Lots, Inc. (b)	154,499	7,982,963
Dillard's, Inc. Class A (b)	35,992	1,682,986
Kohl's Corp.	681,571	21,946,586
Macy's, Inc. (b)	1,340,797	13,689,537
Nordstrom, Inc. (b)	478,116	12,392,767
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	247,648	21,807,883
		79,502,722
Specialty Retail - 2.0%
Aaron's Holdings Co., Inc.	293,086	18,443,902
Abercrombie & Fitch Co. Class A	264,531	5,486,373
America's Car Mart, Inc. (a)	27,731	2,897,890
American Eagle Outfitters, Inc. (b)	649,782	11,689,578
Asbury Automotive Group, Inc. (a)(b)	80,832	9,115,425
At Home Group, Inc. (a)	231,293	4,380,689
AutoNation, Inc. (a)	254,391	15,591,624
Barnes & Noble Education, Inc. (a)	185,417	673,064
Bed Bath & Beyond, Inc. (b)	545,660	11,437,034
Big 5 Sporting Goods Corp. (b)	96,400	918,692
Blink Charging Co. (a)(b)	94,029	2,374,232
Boot Barn Holdings, Inc. (a)(b)	129,547	5,345,109
Build-A-Bear Workshop, Inc. (a)	60,976	249,392
Burlington Stores, Inc. (a)(b)	286,841	62,686,232
Caleres, Inc.	168,819	1,987,000
Camping World Holdings, Inc. (b)	145,057	4,445,997
Carvana Co. Class A (a)(b)	242,208	60,602,864
Chico's FAS, Inc.	597,745	902,595
Citi Trends, Inc.	50,091	1,697,584
Conn's, Inc. (a)(b)	94,253	1,044,795
Destination XL Group, Inc. (a)(b)	161,954	56,732
DGSE Companies, Inc. (a)	16,721	77,251
Dick's Sporting Goods, Inc.	285,218	16,203,235
DSW, Inc. Class A	234,192	1,850,117
Express, Inc. (a)(b)	350,263	532,400
Five Below, Inc. (a)	243,334	38,057,438
Floor & Decor Holdings, Inc. Class A (a)	455,100	36,448,959
Foot Locker, Inc.	449,899	16,826,223
Francesca's Holdings Corp. (a)(b)	13,421	41,068
GameStop Corp. Class A (a)(b)	232,308	3,847,020
Genesco, Inc. (a)	66,201	2,076,725
Group 1 Automotive, Inc.	75,013	8,912,295
GrowGeneration Corp. (a)(b)	177,953	6,258,607
Guess?, Inc. (b)	162,417	2,726,981
Haverty Furniture Companies, Inc.	77,153	2,100,105
Hibbett Sports, Inc. (a)(b)	72,520	2,984,923
J.Jill, Inc. (a)(b)	13,897	55,727
Kirkland's, Inc. (a)(b)	59,172	845,568
Lazydays Holdings, Inc. (a)(b)	34,555	570,158
Lithia Motors, Inc. Class A (sub. vtg.)	112,015	32,405,940
LMP Automotive Holdings, Inc. (b)	25,246	682,904
Lumber Liquidators Holdings, Inc. (a)	126,371	3,649,594
MarineMax, Inc. (a)	94,581	3,106,040
Michaels Companies, Inc. (a)(b)	325,151	3,215,743
Monro, Inc.	144,111	6,774,658
Murphy U.S.A., Inc.	117,316	15,039,911
National Vision Holdings, Inc. (a)(b)	348,778	14,931,186
OneWater Marine, Inc. Class A	23,205	648,812
Party City Holdco, Inc. (a)(b)	425,605	1,949,271
Penske Automotive Group, Inc. (b)	137,426	7,568,050
Rent-A-Center, Inc.	205,939	6,964,857
RH (a)(b)	67,405	30,545,250
Sally Beauty Holdings, Inc. (a)(b)	487,545	5,606,768
Shoe Carnival, Inc. (b)	40,598	1,484,669
Signet Jewelers Ltd. (b)	231,046	6,998,383
Sleep Number Corp. (a)	121,470	8,428,803
Sonic Automotive, Inc. Class A (sub. vtg.)	104,086	4,202,993
Sportsman's Warehouse Holdings, Inc. (a)	191,791	2,671,649
The Buckle, Inc. (b)	128,100	3,435,642
The Cato Corp. Class A (sub. vtg.)	113,369	913,754
The Children's Place Retail Stores, Inc. (b)	67,850	2,916,193
The Container Store Group, Inc. (a)	92,294	858,334
The ODP Corp.	224,675	6,441,432
Tilly's, Inc.	115,632	1,055,720
TravelCenters of America LLC (a)(b)	63,499	2,066,257
Urban Outfitters, Inc. (a)(b)	297,114	8,134,981
Vroom, Inc. (b)	146,744	5,262,240
Williams-Sonoma, Inc.	339,002	37,110,549
Winmark Corp.	11,917	2,145,060
Zumiez, Inc. (a)	93,646	3,473,330
		593,130,576
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	653,390	23,116,938
Carter's, Inc.	188,874	16,807,897
Charles & Colvard Ltd. (a)	56,754	66,402
Columbia Sportswear Co.	131,962	10,811,647
Crocs, Inc. (a)	294,285	17,330,444
Crown Crafts, Inc.	3,686	28,493
Culp, Inc.	47,215	676,119
Deckers Outdoor Corp. (a)	122,619	31,217,571
Delta Apparel, Inc. (a)	28,383	611,937
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	33,807
Fossil Group, Inc. (a)(b)	215,238	2,281,523
G-III Apparel Group Ltd. (a)(b)	190,188	3,874,130
Iconix Brand Group, Inc. (a)	26,935	23,433
Kontoor Brands, Inc. (b)	201,668	8,403,506
Lakeland Industries, Inc. (a)(b)	35,718	707,931
Levi Strauss & Co. Class A (b)	276,305	5,081,249
lululemon athletica, Inc. (a)	517,215	191,483,337
Movado Group, Inc.	84,900	1,437,357
Oxford Industries, Inc.	72,065	4,020,506
Rocky Brands, Inc.	36,338	1,053,802
Sequential Brands Group, Inc. (a)(b)	4,538	47,150
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	593,688	19,870,737
Steven Madden Ltd.	332,124	10,451,942
Superior Group of Companies, Inc.	34,674	753,813
Toughbuilt Industries, Inc. (a)	41,831	34,373
Unifi, Inc. (a)	71,584	1,083,782
Vera Bradley, Inc. (a)	100,367	851,112
Vince Holding Corp. (a)	16,911	86,923
Wolverine World Wide, Inc.	356,166	10,278,951
		362,526,812

TOTAL CONSUMER DISCRETIONARY		4,887,645,999

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	223,735	266,245
Boston Beer Co., Inc. Class A (a)	39,974	37,209,398
Celsius Holdings, Inc. (a)	113,823	3,670,792
Coca-Cola Bottling Co. Consolidated	20,431	5,346,588
Eastside Distilling, Inc. (a)(b)	8,987	14,829
Keurig Dr. Pepper, Inc.	2,517,585	76,660,463
MGP Ingredients, Inc. (b)	60,042	2,618,432
National Beverage Corp. (b)	52,172	5,114,421
Newage, Inc. (a)(b)	392,105	1,344,920
REED'S, Inc. (a)(b)	182,674	118,811
		132,364,899
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	193,842	3,107,287
Andersons, Inc.	141,272	3,211,113
BJ's Wholesale Club Holdings, Inc. (a)	599,311	24,565,758
Casey's General Stores, Inc.	159,678	29,010,299
Chefs' Warehouse Holdings (a)	142,843	3,291,817
Grocery Outlet Holding Corp. (a)	360,857	13,936,297
HF Foods Group, Inc. (a)(b)	160,448	1,246,681
iFresh, Inc. (a)	19,708	16,161
Ingles Markets, Inc. Class A	63,596	2,390,574
Natural Grocers by Vitamin Cottage, Inc. (b)	42,028	611,928
Performance Food Group Co. (a)	575,000	24,943,500
PriceSmart, Inc.	104,051	8,457,265
Rite Aid Corp. (a)(b)	240,828	3,178,930
SpartanNash Co.	160,891	3,037,622
Sprouts Farmers Market LLC (a)	523,347	11,079,256
U.S. Foods Holding Corp. (a)	965,863	30,405,367
United Natural Foods, Inc. (a)(b)	242,237	4,178,588
Village Super Market, Inc. Class A	40,945	948,286
Weis Markets, Inc. (b)	77,276	3,680,656
		171,297,385
Food Products - 1.0%
Alico, Inc.	17,841	552,893
Arcadia Biosciences, Inc. (a)	30,854	102,744
B&G Foods, Inc. Class A (b)	280,689	7,772,278
Beyond Meat, Inc. (a)(b)	215,151	30,099,625
Bridgford Foods Corp. (a)	700	13,055
Bunge Ltd.	610,219	35,935,797
Cal-Maine Foods, Inc. (a)	161,150	6,305,800
Calavo Growers, Inc. (b)	72,635	5,202,845
Coffee Holding Co., Inc. (a)	29,362	115,686
Darling Ingredients, Inc. (a)	709,004	34,230,713
Farmer Brothers Co. (a)	70,663	314,450
Flowers Foods, Inc.	854,018	18,950,659
Fresh Del Monte Produce, Inc. (b)	130,650	3,317,204
Freshpet, Inc. (a)	178,692	24,459,361
Hostess Brands, Inc. Class A (a)	540,335	7,321,539
Ingredion, Inc.	289,727	22,352,438
J&J Snack Foods Corp.	63,495	9,231,538
John B. Sanfilippo & Son, Inc.	40,612	3,013,817
Lancaster Colony Corp.	85,244	14,434,367
Landec Corp. (a)	128,834	1,333,432
Lifeway Foods, Inc. (a)	26,937	188,828
Limoneira Co.	78,053	1,141,915
Pilgrim's Pride Corp. (a)	209,108	3,950,050
Post Holdings, Inc. (a)	273,345	25,820,169
RiceBran Technologies (a)(b)	102,744	61,338
Rocky Mountain Chocolate Factory, Inc.	4,045	17,272
S&W Seed Co. (a)	104,872	273,716
Sanderson Farms, Inc.	84,829	11,598,669
Seaboard Corp.	1,077	3,449,340
Seneca Foods Corp. Class A (a)	33,413	1,399,336
The Hain Celestial Group, Inc. (a)(b)	365,359	14,066,322
The Simply Good Foods Co. (a)	360,406	7,835,226
Tootsie Roll Industries, Inc. (b)	73,914	2,289,117
TreeHouse Foods, Inc. (a)	241,925	9,950,375
Vital Farms, Inc. (a)(b)	66,995	1,985,732
		309,087,646
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	214,653	7,918,549
Energizer Holdings, Inc.	251,648	10,541,535
Ocean Bio-Chem, Inc.	18,431	244,211
Oil-Dri Corp. of America	23,820	820,123
Reynolds Consumer Products, Inc. (b)	238,607	7,239,336
Spectrum Brands Holdings, Inc.	169,193	11,307,168
WD-40 Co.	58,197	14,800,079
		52,871,001
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	177,289	3,616,696
Coty, Inc. Class A	1,217,514	8,753,926
Cyanotech Corp. (a)	3,737	10,837
Edgewell Personal Care Co.	233,937	8,129,311
elf Beauty, Inc. (a)	164,510	3,576,447
Guardion Health Sciences, Inc. (a)(b)	272,364	71,632
Herbalife Nutrition Ltd. (a)	428,317	20,520,667
Inter Parfums, Inc.	79,791	4,333,449
LifeVantage Corp. (a)(b)	62,133	660,474
Mannatech, Inc.	4,435	79,165
MediFast, Inc.	51,309	10,474,219
MYOS Corp. (a)	69	1,201
Natural Alternatives International, Inc. (a)	19,731	194,548
Natural Health Trends Corp.	34,344	181,680
Nature's Sunshine Products, Inc. (a)	31,350	389,681
Nu Skin Enterprises, Inc. Class A	225,310	11,605,718
Reliv International, Inc. (a)	1,499	5,591
Revlon, Inc. (a)(b)	36,264	466,355
Summer Infant, Inc. (a)	4,081	67,745
United-Guardian, Inc.	6,104	89,546
USANA Health Sciences, Inc. (a)	52,145	3,920,261
Veru, Inc. (a)	223,498	679,434
		77,828,583
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	644,299	1,024,435
Turning Point Brands, Inc. (b)	68,085	2,656,677
Universal Corp. (b)	108,376	4,932,192
Vector Group Ltd.	561,027	6,305,943
		14,919,247

TOTAL CONSUMER STAPLES		758,368,761

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Archrock, Inc. (b)	542,428	4,214,666
Aspen Aerogels, Inc. (a)	114,826	1,621,343
Bristow Group, Inc. (a)	97,988	2,180,233
Cactus, Inc.	212,381	4,927,239
Championx Corp. (a)	786,410	9,342,551
Core Laboratories NV (b)	198,652	4,364,384
Dawson Geophysical Co. (a)(b)	86,896	172,054
DMC Global, Inc. (b)	66,389	2,711,991
Dril-Quip, Inc. (a)	152,558	4,335,698
ENGlobal Corp. (a)(b)	48,611	101,111
Enservco Corp. (a)(b)	5,087	9,360
Exterran Corp. (a)	124,778	529,059
Forum Energy Technologies, Inc. (a)(b)	20,039	268,523
Frank's International NV (a)	478,583	1,067,240
Geospace Technologies Corp. (a)	68,128	423,075
Gulf Island Fabrication, Inc. (a)	50,167	154,514
Helix Energy Solutions Group, Inc. (a)	625,678	2,352,549
Helmerich & Payne, Inc. (b)	442,860	10,083,922
Independence Contract Drilling, Inc. (a)	22,877	72,520
ION Geophysical Corp. (a)(b)	52,303	98,853
KLX Energy Services Holdings, Inc. (a)	23,610	160,312
Liberty Oilfield Services, Inc. Class A	242,000	2,250,600
Mammoth Energy Services, Inc. (a)(b)	62,666	122,825
Matrix Service Co. (a)	134,805	1,291,432
MIND Technology, Inc. (a)	40,167	89,974
Nabors Industries Ltd. (b)	28,789	1,508,256
Natural Gas Services Group, Inc. (a)(b)	51,774	597,472
NCS Multistage Holdings, Inc. (a)	58,361	59,528
Newpark Resources, Inc. (a)	440,816	661,224
Nextier Oilfield Solutions, Inc. (a)	764,271	2,139,959
Nine Energy Service, Inc. (a)(b)	75,998	167,196
Oceaneering International, Inc. (a)	437,195	2,653,774
Oil States International, Inc. (a)	301,433	1,338,363
Patterson-UTI Energy, Inc.	854,303	3,682,046
Profire Energy, Inc. (a)	143,347	130,460
ProPetro Holding Corp. (a)	371,254	2,142,136
Ranger Energy Services, Inc. Class A (a)	20,663	68,188
RigNet, Inc. (a)	57,824	311,093
RPC, Inc. (a)(b)	275,755	854,841
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	42	0
Series B warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	83,095	2,760,416
SEACOR Marine Holdings, Inc. (a)	91,533	187,643
Select Energy Services, Inc. Class A (a)	319,356	1,350,876
Smart Sand, Inc. (a)(b)	100,045	194,588
Solaris Oilfield Infrastructure, Inc. Class A	153,664	1,032,622
Superior Drilling Products, Inc. (a)	61,142	28,156
TETRA Technologies, Inc. (a)	568,895	461,203
Tidewater, Inc. (a)(b)	193,127	1,836,638
Transocean Ltd. (United States) (a)(b)	2,619,026	4,845,198
U.S. Silica Holdings, Inc.	353,358	1,526,507
U.S. Well Services, Inc. (a)	48,154	19,459
		83,503,870
Oil, Gas & Consumable Fuels - 1.0%
Abraxas Petroleum Corp. (a)(b)	37,558	88,637
Adams Resources & Energy, Inc.	9,725	257,713
Aemetis, Inc. (a)	56,961	124,745
Altus Midstream Co. (a)(b)	14,634	572,482
Amplify Energy Corp. New (b)	113,995	115,135
Antero Midstream GP LP	1,269,156	8,554,111
Antero Resources Corp. (a)(b)	1,076,806	4,221,080
Arch Resources, Inc.	65,803	2,200,452
Barnwell Industries, Inc. (a)	11,088	12,086
Berry Petroleum Corp.	212,108	814,495
Bonanza Creek Energy, Inc. (a)	88,263	1,947,964
Brigham Minerals, Inc. Class A	141,429	1,473,690
Callon Petroleum Co. (a)(b)	190,682	1,813,386
Centennial Resource Development, Inc. Class A (a)(b)	979,757	1,156,113
Centrus Energy Corp. Class A (a)(b)	27,165	407,203
Cheniere Energy, Inc. (a)	1,000,798	56,735,239
Cimarex Energy Co.	446,570	16,054,192
Clean Energy Fuels Corp. (a)	555,261	2,526,438
CNX Resources Corp. (a)	973,965	9,165,011
Comstock Resources, Inc. (a)	247,772	1,206,650
CONSOL Energy, Inc. (a)(b)	124,617	659,224
Contango Oil & Gas Co. (a)(b)	386,658	645,719
Continental Resources, Inc. (b)	273,061	4,199,678
CVR Energy, Inc.	130,697	1,848,056
Delek U.S. Holdings, Inc.	247,013	3,282,803
Diamond S Shipping, Inc. (a)(b)	105,500	725,840
Dorian LPG Ltd. (a)	121,022	1,322,770
Earthstone Energy, Inc. (a)(b)	106,067	400,933
EQT Corp.	1,200,428	17,862,369
Equitrans Midstream Corp.	1,757,199	14,338,744
Evolution Petroleum Corp.	142,653	433,665
Falcon Minerals Corp.	182,062	418,743
Gevo, Inc. (a)(b)	58,507	117,014
Goodrich Petroleum Corp. (a)	27,152	313,877
Green Plains, Inc.	150,092	2,218,360
Hallador Energy Co.	76,925	76,156
Highpoint Resources, Inc. (a)(b)	11,538	118,611
Houston American Energy Corp. (a)(b)	7,757	12,334
International Seaways, Inc. (b)	116,092	1,960,794
Kosmos Energy Ltd. (b)	1,784,506	3,140,731
Laredo Petroleum, Inc. (a)(b)	43,913	518,613
Magnolia Oil & Gas Corp. Class A (a)	494,860	3,092,875
Matador Resources Co. (a)(b)	493,267	5,021,458
Mexco Energy Corp. (a)	2,080	11,627
Murphy Oil Corp. (b)	612,003	6,156,750
NACCO Industries, Inc. Class A	20,158	539,227
New Fortress Energy LLC	73,254	3,157,980
Nextdecade Corp. (a)(b)	476,149	1,142,758
Northern Oil & Gas, Inc. (a)(b)	130,462	815,388
Overseas Shipholding Group, Inc. (a)	296,920	593,840
Ovintiv, Inc. (b)	1,124,196	14,344,741
Pacific Ethanol, Inc. (a)	223,039	1,367,229
Par Pacific Holdings, Inc. (a)	186,083	2,119,485
Parsley Energy, Inc. Class A	1,291,542	16,183,021
PBF Energy, Inc. Class A (b)	445,367	3,233,364
PDC Energy, Inc. (a)	442,724	7,402,345
Peabody Energy Corp.	347,440	469,044
Pedevco Corp. (a)(b)	6,070	8,195
Penn Virginia Corp. (a)(b)	67,227	606,388
Phx Minerals, Inc. Class A	84,554	146,278
PrimeEnergy Corp. (a)	4,183	256,460
QEP Resources, Inc.	1,151,745	1,854,309
Range Resources Corp. (b)	1,106,056	8,074,209
Renewable Energy Group, Inc. (a)(b)	173,061	10,051,383
Rex American Resources Corp. (a)	26,022	2,042,727
Ring Energy, Inc. (a)(b)	300,992	189,113
SandRidge Energy, Inc. (a)	160,445	428,388
SilverBow Resources, Inc. (a)(b)	25,559	148,498
SM Energy Co. (b)	523,067	2,212,573
Southwestern Energy Co. (a)	2,797,244	8,699,429
Talos Energy, Inc. (a)(b)	99,929	855,392
Targa Resources Corp.	1,011,352	23,766,772
Tellurian, Inc. (a)(b)	652,261	971,869
Tengasco, Inc. (a)	46,660	55,059
Torchlight Energy Resources, Inc. (a)(b)	215,751	82,719
TransAtlantic Petroleum Ltd. (a)(b)	78,088	20,607
U.S. Energy Corp. (a)(b)	1,627	6,573
Uranium Energy Corp. (a)(b)	917,347	972,388
VAALCO Energy, Inc. (a)	270,263	432,421
Vertex Energy, Inc. (a)(b)	53,517	40,138
W&T Offshore, Inc. (a)(b)	443,687	869,627
Westwater Resources, Inc. (a)(b)	27,320	180,312
World Fuel Services Corp.	282,169	8,019,243
WPX Energy, Inc. (a)	1,743,202	12,411,598
		313,115,656

TOTAL ENERGY		396,619,526

FINANCIALS - 12.0%
Banks - 4.0%
1st Constitution Bancorp	41,322	675,201
1st Source Corp.	80,104	2,989,481
ACNB Corp.	42,632	1,061,963
Allegiance Bancshares, Inc.	98,492	3,118,257
Amalgamated Bank	86,605	1,101,616
American National Bankshares, Inc.	49,866	1,295,519
American River Bankshares	17,301	191,522
Ameris Bancorp (b)	310,186	10,549,426
AmeriServ Financial, Inc.	14,455	47,412
Ames National Corp.	27,600	593,676
Arrow Financial Corp.	74,454	2,215,751
Associated Banc-Corp.	592,073	9,070,558
Atlantic Capital Bancshares, Inc. (a)	116,659	1,637,892
Auburn National Bancorp., Inc.	5,397	225,918
Banc of California, Inc.	212,849	2,830,892
BancFirst Corp. (b)	74,747	4,053,530
Bancorp, Inc., Delaware (a)	237,550	2,803,090
BancorpSouth Bank	404,554	10,255,444
Bank First National Corp. (b)	27,027	1,869,187
Bank of Commerce Holdings	96,497	908,037
Bank of Hawaii Corp. (b)	166,441	12,463,102
Bank of Marin Bancorp	62,562	2,170,901
Bank of South Carolina Corp.	11,284	183,026
Bank of the James Financial Group, Inc.	200	2,410
Bank OZK	513,159	14,347,926
Bank7 Corp.	254	3,089
BankFinancial Corp.	79,534	641,839
BankUnited, Inc.	400,220	11,410,272
Bankwell Financial Group, Inc.	40,214	735,916
Banner Corp.	164,326	6,791,594
Bar Harbor Bankshares	74,348	1,713,721
BayCom Corp. (a)	58,769	846,274
BCB Bancorp, Inc.	73,258	745,034
Berkshire Hills Bancorp, Inc.	217,909	3,573,708
BOK Financial Corp.	135,933	9,100,714
Boston Private Financial Holdings, Inc.	394,293	2,823,138
Bridge Bancorp, Inc.	93,687	2,091,094
Brookline Bancorp, Inc., Delaware	395,723	4,499,371
Bryn Mawr Bank Corp.	102,345	3,051,928
Business First Bancshares, Inc.	89,937	1,679,124
Byline Bancorp, Inc.	124,884	1,914,472
C & F Financial Corp.	12,095	453,563
Cadence Bancorp Class A	556,123	7,752,355
Cambridge Bancorp	30,349	2,051,592
Camden National Corp.	76,877	2,640,725
Capital City Bank Group, Inc.	61,468	1,399,626
Capstar Financial Holdings, Inc.	64,046	771,754
Carter Bankshares, Inc.	113,445	1,062,980
Cathay General Bancorp	287,254	8,114,926
CB Financial Services, Inc.	33,968	760,544
CBTX, Inc.	92,471	2,029,738
Central Pacific Financial Corp.	143,053	2,344,639
Central Valley Community Bancorp	60,316	859,503
Century Bancorp, Inc. Class A (non-vtg.)	14,628	1,081,009
Chemung Financial Corp.	14,522	487,213
ChoiceOne Financial Services, Inc. (b)	25,985	769,936
CIT Group, Inc.	419,958	14,064,393
Citizens & Northern Corp.	64,037	1,162,272
Citizens Community Bancorp, Inc.	15,344	138,096
Citizens Holding Co.	17,309	354,661
City Holding Co.	55,706	3,659,327
Civista Bancshares, Inc.	70,918	1,193,550
CNB Financial Corp., Pennsylvania	73,273	1,442,013
Coastal Financial Corp. of Washington (a)	36,180	713,470
Codorus Valley Bancorp, Inc.	37,804	634,729
Colony Bankcorp, Inc.	11,155	159,070
Columbia Banking Systems, Inc.	299,884	9,479,333
Commerce Bancshares, Inc. (b)	435,618	28,733,363
Community Bank System, Inc.	238,616	14,853,846
Community Bankers Trust Corp.	168,702	1,096,563
Community Financial Corp.	23,730	649,965
Community Trust Bancorp, Inc.	25,550	864,868
Community West Bancshares	400	3,424
ConnectOne Bancorp, Inc.	170,153	3,016,813
County Bancorp, Inc.	24,663	529,268
CrossFirst Bankshares, Inc. (a)	184,827	1,681,926
Cullen/Frost Bankers, Inc.	236,893	19,877,692
Customers Bancorp, Inc. (a)	141,707	2,393,431
CVB Financial Corp.	528,135	10,029,284
Eagle Bancorp Montana, Inc.	27,441	565,559
Eagle Bancorp, Inc.	145,195	5,340,272
East West Bancorp, Inc.	613,369	26,203,124
Emclaire Financial Corp.	100	2,406
Enterprise Bancorp, Inc.	36,527	945,319
Enterprise Financial Services Corp.	131,386	4,468,438
Equity Bancshares, Inc. (a)	71,250	1,444,594
Esquire Financial Holdings, Inc. (a)	19,033	355,917
Evans Bancorp, Inc.	16,919	456,475
Farmers & Merchants Bancorp, Inc.	48,925	1,119,404
Farmers National Banc Corp.	139,671	1,751,474
FB Financial Corp.	142,253	4,540,716
Fidelity D & D Bancorp, Inc. (b)	16,387	955,854
Financial Institutions, Inc.	88,335	1,767,583
First Bancorp, North Carolina (b)	144,273	4,527,287
First Bancorp, Puerto Rico	860,614	6,833,275
First Bancshares, Inc.	106,130	2,903,717
First Bank Hamilton New Jersey	73,066	678,783
First Busey Corp.	248,878	4,980,049
First Business Finance Services, Inc.	36,856	696,210
First Capital, Inc. (b)	13,919	922,273
First Choice Bancorp	42,084	695,649
First Citizens Bancshares, Inc.	30,755	16,256,785
First Commonwealth Financial Corp.	492,638	4,763,809
First Community Bankshares, In	78,863	1,661,643
First Community Corp.	49,271	850,417
First Financial Bancorp, Ohio	365,016	5,858,507
First Financial Bankshares, Inc. (b)	618,132	20,657,971
First Financial Corp., Indiana	66,278	2,509,948
First Financial Northwest, Inc.	38,007	419,597
First Foundation, Inc.	191,317	3,397,790
First Guaranty Bancshares, Inc.	561	9,436
First Hawaiian, Inc.	543,972	11,923,866
First Horizon National Corp.	2,406,688	29,409,727
First Internet Bancorp	42,622	1,090,271
First Interstate Bancsystem, Inc.	163,643	6,226,616
First Merchants Corp.	243,469	8,112,387
First Mid-Illinois Bancshares, Inc.	62,927	1,890,956
First Midwest Bancorp, Inc., Delaware	411,123	5,751,611
First National Corp.	200	3,100
First Northwest Bancorp	28,933	433,995
First of Long Island Corp.	117,085	1,968,199
First Savings Financial Group, Inc.	1,305	82,215
First United Corp.	30,619	467,858
Flushing Financial Corp.	140,927	2,001,163
FNB Corp., Pennsylvania	1,270,755	11,220,767
FNCM Bancorp, Inc.	76,169	511,094
Franklin Financial Services Corp.	17,501	497,903
Fulton Financial Corp.	718,038	8,846,228
FVCBankcorp, Inc. (a)	46,750	607,750
German American Bancorp, Inc.	126,052	4,026,101
Glacier Bancorp, Inc.	413,407	16,854,603
Glen Burnie Bancorp (b)	18,315	190,110
Great Southern Bancorp, Inc.	58,083	2,666,010
Great Western Bancorp, Inc.	258,071	4,240,107
Guaranty Bancshares, Inc. Texas	47,148	1,358,334
Hancock Whitney Corp.	351,278	9,867,399
Hanmi Financial Corp.	161,158	1,571,291
HarborOne Bancorp, Inc.	293,534	2,879,569
Hawthorn Bancshares, Inc.	53,198	1,170,356
HBT Financial, Inc.	46,997	657,018
Heartland Financial U.S.A., Inc.	159,108	6,202,030
Heritage Commerce Corp.	295,362	2,486,948
Heritage Financial Corp., Washington	173,323	4,033,226
Hilltop Holdings, Inc.	308,532	7,432,536
Home Bancshares, Inc.	627,923	11,622,855
HomeTrust Bancshares, Inc.	84,570	1,440,227
Hope Bancorp, Inc.	567,235	5,377,388
Horizon Bancorp, Inc. Indiana	191,135	2,733,231
Howard Bancorp, Inc. (a)(b)	42,944	529,929
Independent Bank Corp.	118,499	2,015,668
Independent Bank Corp., Massachusetts	137,402	9,293,871
Independent Bank Group, Inc.	160,883	9,027,145
International Bancshares Corp.	247,525	8,022,285
Investar Holding Corp.	40,668	661,262
Investors Bancorp, Inc.	923,345	8,937,980
Lakeland Bancorp, Inc.	245,474	2,950,597
Lakeland Financial Corp.	115,521	5,867,312
Landmark Bancorp, Inc.	355	8,832
LCNB Corp.	59,345	878,306
Level One Bancorp, Inc.	22,971	438,057
Limestone Bancorp, Inc. (a)	20,885	253,962
Live Oak Bancshares, Inc. (b)	121,465	4,994,641
Macatawa Bank Corp.	119,957	930,866
Mackinac Financial Corp.	22,774	277,160
Mainstreet Bancshares, Inc. (a)	23,042	373,511
Malvern Bancorp, Inc. (a)	81,605	1,293,439
Mercantil Bank Holding Corp. Class A (a)	113,833	1,690,420
Mercantile Bank Corp.	82,951	2,059,673
Meridian Bank/Malvern, PA	300	5,580
Metrocity Bankshares, Inc. (b)	34,625	479,556
Metropolitan Bank Holding Corp. (a)	34,732	1,148,935
Mid Penn Bancorp, Inc.	38,753	900,620
Middlefield Banc Corp.	26,166	559,952
Midland States Bancorp, Inc.	108,664	1,841,855
MidWestOne Financial Group, Inc.	59,556	1,385,273
MVB Financial Corp.	60,252	1,212,873
National Bank Holdings Corp.	149,373	4,806,823
National Bankshares, Inc.	30,379	915,015
NBT Bancorp, Inc.	157,296	4,711,015
Nicolet Bankshares, Inc. (a)	46,261	3,076,819
Northeast Bank	44,271	964,222
Northrim Bancorp, Inc.	32,146	1,021,278
Norwood Financial Corp.	25,663	691,874
Oak Valley Bancorp Oakdale California	988	17,705
OceanFirst Financial Corp.	278,483	4,391,677
OFG Bancorp	246,657	4,131,505
Ohio Valley Banc Corp.	14,225	327,886
Old National Bancorp, Indiana	661,358	10,469,297
Old Point Financial Corp.	8,643	147,017
Old Second Bancorp, Inc.	137,721	1,330,385
Origin Bancorp, Inc.	99,788	2,565,549
Orrstown Financial Services, Inc.	49,439	796,957
Pacific City Financial Corp.	58,618	638,350
Pacific Mercantile Bancorp (a)	74,732	373,660
Pacific Premier Bancorp, Inc. (b)	396,290	11,421,078
PacWest Bancorp	482,891	11,232,045
Park National Corp.	61,119	6,179,742
Parke Bancorp, Inc.	46,200	663,432
Pathfinder Bancorp, Inc.	200	2,260
Patriot National Bancorp, Inc.	1,376	10,788
Peapack-Gladstone Financial Corp.	85,204	1,875,340
Penns Woods Bancorp, Inc.	27,874	712,459
People's Utah Bancorp	87,209	2,389,527
Peoples Bancorp of North Carolina	30,748	765,010
Peoples Bancorp, Inc.	96,806	2,418,214
Peoples Financial Services Corp.	30,443	1,151,354
Pinnacle Financial Partners, Inc.	327,834	17,755,489
Plumas Bancorp	200	4,770
Popular, Inc.	358,959	17,420,280
Preferred Bank, Los Angeles	66,814	2,456,751
Premier Financial Bancorp, Inc.	39,963	531,908
Professional Holdings Corp. (A Shares)	38,201	542,454
Prosperity Bancshares, Inc.	399,430	25,096,187
QCR Holdings, Inc.	78,151	2,725,125
RBB Bancorp	72,154	1,070,765
Red River Bancshares, Inc.	11,824	588,126
Reliant Bancorp, Inc.	67,458	1,193,332
Renasant Corp. (b)	253,491	7,825,267
Republic Bancorp, Inc., Kentucky Class A	51,796	1,828,399
Republic First Bancorp, Inc. (a)	240,926	749,280
Richmond Mutual Bancorp., Inc.	59,898	751,121
S&T Bancorp, Inc.	190,026	4,254,682
Salisbury Bancorp, Inc.	200	7,810
Sandy Spring Bancorp, Inc. (b)	218,907	6,449,000
SB Financial Group, Inc.	31,466	538,698
Seacoast Banking Corp., Florida (a)	216,405	5,466,390
Select Bancorp, Inc. New (a)	79,828	730,426
ServisFirst Bancshares, Inc.	199,792	7,548,142
Shore Bancshares, Inc.	41,535	575,260
Sierra Bancorp	71,467	1,572,274
Signature Bank	231,812	26,006,988
Silvergate Capital Corp. (a)(b)	66,478	2,365,952
Simmons First National Corp. Class A (b)	479,009	9,340,676
SmartFinancial, Inc.	65,632	1,159,061
Sound Financial Bancorp, Inc.	300	9,387
South Plains Financial, Inc.	18,320	323,348
South State Corp.	305,124	20,281,592
Southern First Bancshares, Inc. (a)	40,709	1,298,617
Southern National Bancorp of Virginia, Inc.	92,116	1,007,749
Southside Bancshares, Inc.	140,742	4,137,815
Spirit of Texas Bancshares, Inc.	84,372	1,317,891
Sterling Bancorp	817,807	13,068,556
Stock Yards Bancorp, Inc.	104,314	4,155,870
Summit Financial Group, Inc.	29,303	613,605
Summit State Bank	200	2,626
Synovus Financial Corp.	630,939	19,918,744
TCF Financial Corp.	651,109	21,877,262
Texas Capital Bancshares, Inc. (a)	216,433	12,098,605
The Bank of Princeton	25,818	615,243
The Fauquier Bank	800	13,696
The First Bancorp, Inc.	39,635	960,356
Tompkins Financial Corp.	58,765	3,738,042
TowneBank	312,718	6,801,617
Trico Bancshares	128,447	4,207,924
TriState Capital Holdings, Inc. (a)	120,599	1,795,719
Triumph Bancorp, Inc. (a)	103,938	4,722,943
Trustmark Corp.	289,154	7,176,802
UMB Financial Corp.	190,789	12,975,560
Umpqua Holdings Corp.	911,620	12,662,402
Union Bankshares Corp.	352,660	10,548,061
Union Bankshares, Inc.	25,753	708,208
United Bancorp, Inc.	40,892	529,551
United Bancshares, Inc.	200	4,900
United Bankshares, Inc., West Virginia	542,289	15,878,222
United Community Bank, Inc.	365,939	8,749,601
United Security Bancshares, Inc.	8,386	71,784
United Security Bancshares, California	22,642	159,626
Unity Bancorp, Inc.	52,774	928,295
Univest Corp. of Pennsylvania	153,534	2,811,208
Valley National Bancorp	1,778,030	16,251,194
Veritex Holdings, Inc.	225,993	4,901,788
Village Bank & Trust Financial Corp. (a)(b)	8,718	283,858
Washington Trust Bancorp, Inc. (b)	76,389	3,003,615
Webster Financial Corp.	376,817	14,258,755
WesBanco, Inc. (b)	305,302	8,740,796
West Bancorp., Inc.	75,032	1,446,617
Westamerica Bancorp. (b)	119,485	6,586,013
Western Alliance Bancorp.	440,424	22,580,538
Wintrust Financial Corp.	249,294	13,584,030
		1,176,590,898
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	200,536	17,470,696
Apollo Global Management LLC Class A (b)	907,577	39,588,509
Ares Management Corp.	419,729	18,908,791
Artisan Partners Asset Management, Inc.	254,202	11,439,090
Ashford, Inc. (a)	7,062	45,832
Assetmark Financial Holdings, Inc. (a)	68,237	1,622,676
Associated Capital Group, Inc.	19,342	739,832
B. Riley Financial, Inc.	68,044	2,459,110
BGC Partners, Inc. Class A	1,348,186	5,581,490
Blucora, Inc. (a)	227,074	2,961,045
BrightSphere Investment Group, Inc.	260,681	4,614,054
Carlyle Group LP	498,547	14,163,720
Cohen & Co., Inc. (a)	1,650	27,687
Cohen & Steers, Inc.	100,865	7,138,216
Cowen Group, Inc. Class A (b)	118,403	2,836,936
Diamond Hill Investment Group, Inc.	14,062	1,923,963
Donnelley Financial Solutions, Inc. (a)	138,839	2,261,687
Eaton Vance Corp. (non-vtg.)	498,495	33,389,195
Evercore, Inc. Class A	176,854	16,081,334
FactSet Research Systems, Inc.	166,152	55,454,892
Federated Hermes, Inc. Class B (non-vtg.)	411,076	11,033,280
Focus Financial Partners, Inc. Class A (a)	136,840	5,420,232
GAMCO Investors, Inc. Class A	21,697	309,833
Great Elm Capital Group, Inc. (a)	109,690	287,388
Greenhill & Co., Inc.	69,158	900,437
Hamilton Lane, Inc. Class A	136,453	9,535,336
Hennessy Advisors, Inc.	9,579	89,659
Houlihan Lokey	220,992	14,315,862
Interactive Brokers Group, Inc.	343,420	18,118,839
INTL FCStone, Inc. (a)	70,578	4,349,016
Janus Henderson Group PLC	650,560	18,560,477
KKR & Co. LP	2,437,982	92,472,657
Lazard Ltd. Class A	489,970	18,285,680
LPL Financial	344,227	31,245,485
Manning & Napier, Inc. Class A	53,255	246,571
Medley Management, Inc. (a)(b)	3,210	22,438
Moelis & Co. Class A (b)	242,517	9,516,367
Morningstar, Inc.	94,099	18,829,210
National Holdings Corp. (a)	3,418	9,024
National Holdings Corp. warrants 1/18/22 (a)	3,483	317
Och-Ziff Capital Management Group LLC Class A	91,651	1,290,446
Open Lending Corp. (a)(b)	281,059	7,903,379
Oppenheimer Holdings, Inc. Class A (non-vtg.)	44,930	1,324,986
Piper Jaffray Companies	59,634	5,496,466
PJT Partners, Inc.	106,243	7,360,515
Pzena Investment Management, Inc.	60,039	399,860
Safeguard Scientifics, Inc.	95,305	610,905
SEI Investments Co.	528,223	27,863,763
Siebert Financial Corp. (a)(b)	17,943	63,698
Silvercrest Asset Management Group Class A	18,263	242,715
Stifel Financial Corp.	299,014	20,721,670
The Blackstone Group LP	2,926,266	174,259,140
Tradeweb Markets, Inc. Class A	396,283	23,638,281
U.S. Global Investments, Inc. Class A	35,952	149,201
Value Line, Inc.	10,562	290,349
Victory Capital Holdings, Inc. (b)	72,251	1,483,313
Virtu Financial, Inc. Class A	352,147	8,025,430
Virtus Investment Partners, Inc.	32,109	5,743,658
Waddell & Reed Financial, Inc. Class A (b)	290,604	4,783,342
Westwood Holdings Group, Inc.	42,478	506,338
WisdomTree Investments, Inc.	522,621	2,236,818
		786,651,136
Consumer Finance - 0.6%
Ally Financial, Inc.	1,635,599	48,495,510
Atlanticus Holdings Corp. (a)	29,980	449,700
Consumer Portfolio Services, Inc. (a)	69,583	277,636
Credit Acceptance Corp. (a)(b)	53,151	15,864,510
CURO Group Holdings Corp.	62,754	542,195
Elevate Credit, Inc. (a)	99,816	282,479
Encore Capital Group, Inc. (a)(b)	135,968	4,641,948
Enova International, Inc. (a)	154,676	3,234,275
EZCORP, Inc. (non-vtg.) Class A (a)(b)	240,307	1,223,163
First Cash Financial Services, Inc.	179,280	11,516,947
Green Dot Corp. Class A (a)	232,631	12,459,716
LendingClub Corp. (a)	318,200	2,539,236
LendingTree, Inc. (a)(b)	47,877	12,236,404
Medallion Financial Corp. (a)(b)	77,873	413,506
Navient Corp.	824,182	7,722,585
Nelnet, Inc. Class A	88,466	6,006,841
Nicholas Financial, Inc. (a)	72,274	549,282
OneMain Holdings, Inc.	328,694	12,815,779
Oportun Financial Corp. (a)	67,176	1,135,946
PRA Group, Inc. (a)	196,790	8,192,368
Regional Management Corp.	44,863	1,199,188
Santander Consumer U.S.A. Holdings, Inc.	311,750	6,889,675
SLM Corp.	1,639,509	17,395,190
World Acceptance Corp. (a)(b)	19,709	2,225,343
		178,309,422
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	20,992	642,145
Alerus Financial Corp. (b)	50,285	1,208,349
Cannae Holdings, Inc. (a)	375,744	14,811,828
Equitable Holdings, Inc.	1,757,260	44,599,259
FlexShopper, Inc. (a)	60,932	115,161
Jefferies Financial Group, Inc.	933,061	21,208,477
Marlin Business Services Corp.	41,479	430,967
Voya Financial, Inc.	548,880	31,631,954
		114,648,140
Insurance - 2.7%
1347 Property Insurance Holdings, Inc. (a)	6,863	21,275
Alleghany Corp.	62,604	36,009,821
AMBAC Financial Group, Inc. (a)	206,559	3,024,024
American Equity Investment Life Holding Co.	393,970	10,353,532
American Financial Group, Inc.	310,692	27,778,972
American National Group, Inc.	39,315	3,333,126
Amerisafe, Inc.	87,401	4,783,457
Arch Capital Group Ltd. (a)	1,772,126	57,053,597
Argo Group International Holdings, Ltd.	151,898	5,952,883
Assured Guaranty Ltd.	316,622	9,539,821
Athene Holding Ltd. (a)	545,787	24,205,653
Axis Capital Holdings Ltd. (b)	343,173	17,196,399
Brighthouse Financial, Inc. (a)	398,164	13,975,556
Brown & Brown, Inc.	1,027,705	46,277,556
BRP Group, Inc. (a)	151,954	4,475,045
Citizens, Inc. Class A (a)(b)	231,810	1,469,675
CNA Financial Corp.	104,166	3,594,769
CNO Financial Group, Inc.	601,641	12,802,920
Conifer Holdings, Inc. (a)	13,147	31,158
Crawford & Co.:
Class A	49,698	365,280
Class B	51,302	374,505
Donegal Group, Inc. Class A	93,713	1,310,108
eHealth, Inc. (a)(b)	112,970	8,584,590
Employers Holdings, Inc.	131,980	4,026,710
Enstar Group Ltd. (a)	56,892	10,768,518
Erie Indemnity Co. Class A	109,083	24,610,216
FBL Financial Group, Inc. Class A	45,529	2,367,508
Fednat Holding Co.	49,542	279,417
First American Financial Corp.	484,691	23,478,432
FNF Group	1,269,677	45,695,675
Genworth Financial, Inc. Class A (a)	2,199,858	9,987,355
GoHealth, Inc. (a)(b)	182,197	1,920,356
Goosehead Insurance	69,524	8,559,100
Greenlight Capital Re, Ltd. (a)(b)	148,790	1,147,171
Hallmark Financial Services, Inc. (a)	66,693	215,418
Hanover Insurance Group, Inc.	162,536	18,260,920
HCI Group, Inc.	31,324	1,633,547
Heritage Insurance Holdings, Inc.	126,472	1,307,720
Horace Mann Educators Corp.	185,339	7,398,733
Independence Holding Co.	35,646	1,405,522
Investors Title Co.	6,973	1,185,410
James River Group Holdings Ltd.	136,223	6,209,044
Kemper Corp.	267,863	20,076,332
Kingstone Companies, Inc.	38,480	255,122
Kinsale Capital Group, Inc.	93,344	22,417,495
Lemonade, Inc. (a)(b)	54,559	3,779,302
Maiden Holdings Ltd. (a)	310,745	658,779
Markel Corp. (a)	59,893	58,325,600
MBIA, Inc. (a)	248,204	1,581,059
Mercury General Corp.	115,722	5,146,157
National General Holdings Corp.	295,459	10,069,243
National Western Life Group, Inc.	10,182	1,894,667
NI Holdings, Inc. (a)	44,844	766,832
Old Republic International Corp.	1,215,295	21,778,086
Palomar Holdings, Inc. (a)	95,039	6,282,078
Primerica, Inc. (b)	172,367	22,454,249
ProAssurance Corp.	244,865	3,895,802
ProSight Global, Inc. (a)	37,689	480,535
Protective Insurance Corp. Class B	41,959	599,594
Reinsurance Group of America, Inc.	293,711	33,859,004
RenaissanceRe Holdings Ltd.	223,340	36,770,698
RLI Corp.	172,532	16,516,488
Safety Insurance Group, Inc.	65,595	4,673,644
Selective Insurance Group, Inc.	258,800	15,999,016
Selectquote, Inc. (b)	145,647	3,124,128
State Auto Financial Corp.	85,309	1,281,341
Stewart Information Services Corp.	116,250	4,867,388
Third Point Reinsurance Ltd. (a)	385,964	3,682,097
Tiptree, Inc.	126,062	641,656
Trean Insurance Group, Inc. (a)	34,309	488,903
Trupanion, Inc. (a)	141,947	14,390,587
United Fire Group, Inc.	103,869	2,271,615
United Insurance Holdings Corp.	118,183	523,551
Universal Insurance Holdings, Inc.	140,242	1,957,778
Watford Holdings Ltd. (a)	87,300	3,031,056
White Mountains Insurance Group Ltd.	13,525	12,984,000
		800,494,376
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	159,523	507,283
AGNC Investment Corp.	2,425,015	37,054,229
Annaly Capital Management, Inc.	6,103,468	48,827,744
Anworth Mortgage Asset Corp.	550,803	1,184,226
Apollo Commercial Real Estate Finance, Inc.	572,952	6,176,423
Arbor Realty Trust, Inc.	447,968	5,966,934
Ares Commercial Real Estate Corp.	159,371	1,775,393
Arlington Asset Investment Corp.	206,659	663,375
Armour Residential REIT, Inc.	295,642	3,127,892
Blackstone Mortgage Trust, Inc.	632,787	16,439,806
Broadmark Realty Capital, Inc. (b)	533,054	5,410,498
Capstead Mortgage Corp.	448,724	2,526,316
Cherry Hill Mortgage Investment Corp.	87,984	797,135
Chimera Investment Corp.	878,283	9,011,184
Colony NorthStar Credit Real Estate, Inc.	364,316	2,644,934
Dynex Capital, Inc. (b)	99,234	1,747,511
Ellington Financial LLC	206,398	2,972,131
Ellington Residential Mortgage REIT (b)	44,257	539,935
Exantas Capital Corp.	158,290	550,849
Granite Point Mortgage Trust, Inc.	244,221	2,261,486
Great Ajax Corp.	97,103	963,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	327,223	17,886,009
Hunt Companies Finance Trust, Inc.	76,218	226,367
Invesco Mortgage Capital, Inc. (b)	805,429	2,674,024
KKR Real Estate Finance Trust, Inc.	117,096	2,134,660
Ladder Capital Corp. Class A	471,784	4,302,670
Manhattan Bridge Capital, Inc. (b)	2,400	11,736
MFA Financial, Inc.	2,046,055	7,570,404
New Residential Investment Corp.	1,785,908	16,537,508
New York Mortgage Trust, Inc.	1,612,213	5,666,929
Nexpoint Real Estate Finance, Inc.	28,868	476,033
Orchid Island Capital, Inc.	330,317	1,767,196
PennyMac Mortgage Investment Trust	436,390	7,462,269
Redwood Trust, Inc.	528,625	4,572,606
Sachem Capital Corp.	73,750	310,488
Starwood Property Trust, Inc.	1,234,250	22,142,445
TPG RE Finance Trust, Inc.	271,764	2,818,193
Tremont Mortgage Trust	25,608	111,907
Two Harbors Investment Corp.	1,221,916	7,624,756
Western Asset Mortgage Capital Corp. (b)	269,396	827,046
ZAIS Financial Corp.	185,688	2,402,803
		258,674,595
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	236,892	7,935,882
Bridgewater Bancshares, Inc. (a)	98,991	1,165,124
Broadway Financial Corp. (a)	21,566	37,094
Capitol Federal Financial, Inc.	554,538	6,831,908
CBM Bancorp, Inc.	100	1,325
Cf Bankshares, Inc.	1,700	24,429
Columbia Financial, Inc. (a)	235,434	3,383,187
Dime Community Bancshares, Inc.	147,360	2,129,352
Elmira Savings Bank (b)	890	10,458
ESSA Bancorp, Inc.	31,879	504,326
Essent Group Ltd.	487,657	21,388,636
Farmer Mac Class C (non-vtg.)	33,310	2,255,087
FFBW, Inc. (a)	6,052	61,125
First Defiance Financial Corp.	175,569	3,636,034
Flagstar Bancorp, Inc.	222,590	7,799,554
FS Bancorp, Inc.	23,583	1,261,691
Greene County Bancorp, Inc.	2,194	55,311
Guaranty Federal Bancshares, Inc.	200	3,192
Hingham Institution for Savings	8,302	1,819,134
HMN Financial, Inc. (a)	3,999	64,624
Home Bancorp, Inc.	30,230	847,952
Home Federal Bancorp, Inc.	666	18,022
HomeStreet, Inc.	106,680	3,451,098
IF Bancorp, Inc.	400	8,224
Impac Mortgage Holdings, Inc. (a)(b)	64,633	120,217
Kearny Financial Corp.	393,504	3,891,755
Luther Burbank Corp.	86,415	849,459
Merchants Bancorp/IN	86,889	2,314,723
Meridian Bancorp, Inc. Maryland	265,112	3,617,453
Meta Financial Group, Inc.	151,688	5,020,873
MGIC Investment Corp.	1,456,521	17,419,991
MMA Capital Management, LLC (a)	10,324	257,171
New York Community Bancorp, Inc.	2,018,047	19,554,875
NMI Holdings, Inc. (a)(b)	363,440	7,962,970
Northfield Bancorp, Inc.	225,209	2,506,576
Northwest Bancshares, Inc.	564,775	6,681,288
Ocwen Financial Corp. (a)	36,792	868,291
OP Bancorp	50,814	370,942
PCSB Financial Corp.	86,979	1,331,648
PDL Community Bancorp (a)	2,100	22,890
Pennymac Financial Services, Inc.	179,796	10,363,441
Pioneer Bancorp, Inc. (a)(b)	48,545	505,839
Provident Bancorp, Inc.	71,933	726,523
Provident Financial Holdings, Inc.	23,856	343,526
Provident Financial Services, Inc.	333,260	5,222,184
Prudential Bancorp, Inc.	120,325	1,567,835
Radian Group, Inc.	826,654	15,607,228
Randolph Bancorp, Inc. (a)	16,502	282,184
Riverview Bancorp, Inc.	143,960	760,109
Rocket Cos., Inc. (a)(b)	438,606	9,087,916
Security National Financial Corp. Class A	45,076	361,059
Severn Bancorp, Inc.	800	5,504
Southern Missouri Bancorp, Inc.	33,343	1,007,292
Standard AVB Financial Corp.	12,178	399,073
Sterling Bancorp, Inc.	84,010	328,479
Territorial Bancorp, Inc.	30,975	691,052
TFS Financial Corp.	214,044	3,681,557
Timberland Bancorp, Inc.	31,588	752,742
Trustco Bank Corp., New York	498,878	3,028,189
Walker & Dunlop, Inc.	126,647	10,133,026
Washington Federal, Inc.	309,767	7,239,255
Waterstone Financial, Inc.	121,058	2,126,384
Westfield Financial, Inc.	129,100	862,388
WMI Holdings Corp. (a)	313,873	8,367,854
WSFS Financial Corp.	231,112	8,812,301
		229,746,831

TOTAL FINANCIALS		3,545,115,398

HEALTH CARE - 14.9%
Biotechnology - 6.8%
89Bio, Inc. (a)	27,845	752,093
Abeona Therapeutics, Inc. (a)	316,648	512,970
ACADIA Pharmaceuticals, Inc. (a)	502,920	28,495,447
Acceleron Pharma, Inc. (a)	229,521	27,099,544
Acorda Therapeutics, Inc. (a)(b)	223,771	149,434
Actinium Pharmaceuticals, Inc. (a)(b)	66,561	732,171
Adamas Pharmaceuticals, Inc. (a)	96,033	435,029
ADMA Biologics, Inc. (a)(b)	334,842	683,078
Advaxis, Inc. (a)	275,344	81,226
Adverum Biotechnologies, Inc. (a)	381,597	5,185,903
Aeglea BioTherapeutics, Inc. (a)	158,948	1,360,595
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	656,971	2,430,793
AgeX Therapeutics, Inc. (a)(b)	61,626	109,078
Agios Pharmaceuticals, Inc. (a)	253,975	11,764,122
Aikido Pharma, Inc. (a)(b)	97,740	54,734
Aileron Therapeutics, Inc. (a)	79,853	87,040
Akebia Therapeutics, Inc. (a)(b)	673,997	2,230,930
Akero Therapeutics, Inc. (a)	78,561	2,260,986
Akouos, Inc. (a)(b)	60,073	1,242,310
Albireo Pharma, Inc. (a)	76,598	2,850,212
Aldeyra Therapeutics, Inc. (a)	177,756	1,249,625
Alector, Inc. (a)	235,033	3,081,283
Alkermes PLC (a)	689,999	12,599,382
Allakos, Inc. (a)(b)	135,709	14,524,934
Allena Pharmaceuticals, Inc. (a)(b)	34,443	46,498
Allogene Therapeutics, Inc. (a)(b)	285,775	8,873,314
Allovir, Inc. (a)(b)	72,023	2,852,831
Alnylam Pharmaceuticals, Inc. (a)	505,705	65,696,137
Alpine Immune Sciences, Inc. (a)	21,005	205,009
Altimmune, Inc. (a)(b)	117,740	1,439,960
ALX Oncology Holdings, Inc. (a)(b)	37,237	2,864,642
Amicus Therapeutics, Inc. (a)	1,131,573	25,901,706
AmpliPhi Biosciences Corp. (a)	5,111	16,202
AnaptysBio, Inc. (a)	97,098	2,504,157
Anavex Life Sciences Corp. (a)(b)	245,272	1,307,300
Anika Therapeutics, Inc. (a)(b)	66,146	2,500,319
Anixa Biosciences, Inc. (a)	73,019	192,770
Annexon, Inc. (a)	64,075	1,550,615
Apellis Pharmaceuticals, Inc. (a)	242,585	11,435,457
Applied Genetic Technologies Corp. (a)	87,754	389,628
Applied Molecular Transport, Inc. (b)	62,999	1,954,859
Applied Therapeutics, Inc. (a)(b)	54,316	1,257,959
Aprea Therapeutics, Inc. (a)(b)	54,089	1,365,206
Aptevo Therapeutics, Inc. (a)	14,536	635,659
Aptinyx, Inc. (a)(b)	123,302	489,509
AquaBounty Technologies, Inc. (a)(b)	55,954	324,533
AquaMed Technologies, Inc. (a)(c)	6,256	0
Aravive, Inc. (a)(b)	50,675	294,422
Arbutus Biopharma Corp. (a)(b)	235,348	1,066,126
ARCA Biopharma, Inc. (a)	2,654	11,253
Arcturus Therapeutics Holdings, Inc. (a)(b)	83,504	7,662,327
Arcus Biosciences, Inc. (a)(b)	195,239	5,316,358
Arcutis Biotherapeutics, Inc. (a)(b)	70,602	1,914,726
Ardelyx, Inc. (a)(b)	306,928	1,933,646
Arena Pharmaceuticals, Inc. (a)	250,519	16,501,687
Arrowhead Pharmaceuticals, Inc. (a)(b)	445,235	27,840,545
Assembly Biosciences, Inc. (a)	141,633	816,514
Atara Biotherapeutics, Inc. (a)	328,114	7,608,964
Athenex, Inc. (a)(b)	282,741	3,853,760
Athersys, Inc. (a)(b)	788,511	1,458,745
Atossa Therapeutics, Inc. (a)(b)	45,293	79,716
Atreca, Inc. (a)(b)	118,812	1,846,338
aTyr Pharma, Inc. (a)	38,891	169,565
AVEO Pharmaceuticals, Inc. (a)	76,547	411,823
Avid Bioservices, Inc. (a)(b)	218,965	1,996,961
Avidity Biosciences, Inc. (b)	71,351	2,136,249
Avita Therapeutics, Inc. (a)	91,980	1,988,608
AVROBIO, Inc. (a)	124,314	1,711,804
Axcella Health, Inc. (a)	84,237	480,151
AzurRx BioPharma, Inc. (a)(b)	41,260	32,773
Beam Therapeutics, Inc. (b)	93,850	4,692,500
Bellicum Pharmaceuticals, Inc. (a)(b)	19,838	73,202
Bio Path Holdings, Inc. (a)(b)	14,635	51,808
Biocept, Inc. (a)(b)	46,526	214,950
BioCryst Pharmaceuticals, Inc. (a)(b)	786,407	4,018,540
Biohaven Pharmaceutical Holding Co. Ltd. (a)	220,455	19,609,472
BioMarin Pharmaceutical, Inc. (a)	788,973	62,092,175
Biospecifics Technologies Corp. (a)	25,410	2,246,244
BioTime, Inc. (a)(b)	632,706	904,770
BioXcel Therapeutics, Inc. (a)(b)	65,790	2,894,760
Black Diamond Therapeutics, Inc. (a)(b)	65,319	2,177,735
bluebird bio, Inc. (a)	291,903	12,870,003
Blueprint Medicines Corp. (a)	239,932	25,931,851
BrainStorm Cell Therpeutic, Inc. (a)(b)	114,739	633,933
Brickell Biotech, Inc. (a)	14,738	10,022
Bridgebio Pharma, Inc. (a)(b)	337,645	16,963,285
Cabaletta Bio, Inc.(a)(b)	41,373	615,630
Calithera Biosciences, Inc. (a)	267,213	1,312,016
Calyxt, Inc. (a)(b)	41,012	152,565
Cancer Genetics, Inc. (a)	2,231	5,778
Capricor Therapeutics, Inc. (a)(b)	75,789	318,314
Cardiff Oncology, Inc. (a)	80,647	1,992,787
CareDx, Inc. (a)	214,683	12,273,427
CASI Pharmaceuticals, Inc. (a)	242,893	604,804
Catabasis Pharmaceuticals, Inc. (a)	71,200	117,480
Catalyst Biosciences, Inc. (a)	78,458	486,440
Catalyst Pharmaceutical Partners, Inc. (a)(b)	465,135	1,702,394
Cel-Sci Corp. (a)(b)	161,677	2,020,963
Celcuity, Inc. (a)(b)	14,316	141,299
Celldex Therapeutics, Inc. (a)(b)	175,174	3,941,415
Cellectar Biosciences, Inc. (a)(b)	7,104	8,951
Cellular Biomedicine Group, Inc. (a)	56,107	1,031,808
Celsion Corp. (a)	149,766	100,703
Checkpoint Therapeutics, Inc. (a)	170,516	409,238
ChemoCentryx, Inc. (a)	217,067	11,971,245
Chimerix, Inc. (a)	239,256	901,995
Chinook Therapeutics, Inc. (a)	51,768	723,717
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	130,297	304,895
Cleveland Biolabs, Inc. (a)	9,814	30,816
Clovis Oncology, Inc. (a)(b)	391,142	1,924,419
Cogent Biosciences, Inc. (a)(b)	16,776	164,573
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)	98,160	132,516
Coherus BioSciences, Inc. (a)(b)	276,332	5,101,089
Concert Pharmaceuticals, Inc. (a)	101,129	1,152,871
Constellation Pharmaceuticals, Inc. (a)	135,820	3,441,679
ContraFect Corp. (a)(b)	117,579	743,099
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	306,666	374,133
Cortexyme, Inc. (a)	57,259	2,782,787
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	250,764
Crinetics Pharmaceuticals, Inc. (a)	82,413	1,101,862
CTI BioPharma Corp. (a)	232,172	835,819
Cue Biopharma, Inc. (a)	121,232	1,695,430
Curis, Inc. (a)	112,824	163,595
Cyclacel Pharmaceuticals, Inc. (a)	870	3,410
Cyclerion Therapeutics, Inc. (a)	134,102	413,034
Cytokinetics, Inc. (a)(b)	309,518	5,199,902
CytomX Therapeutics, Inc. (a)	226,661	1,704,491
Deciphera Pharmaceuticals, Inc. (a)	172,615	10,667,607
Denali Therapeutics, Inc. (a)	350,021	21,340,780
DermTech, Inc. (a)(b)	61,961	767,077
DiaMedica Therapeutics, Inc. (a)	49,472	277,043
Dicerna Pharmaceuticals, Inc. (a)	274,257	6,930,474
Diffusion Pharmaceuticals, Inc. (a)	188,991	144,030
Dyadic International, Inc. (a)(b)	94,880	555,997
Dynavax Technologies Corp. (a)(b)	448,041	2,276,048
Eagle Pharmaceuticals, Inc. (a)	49,285	2,242,468
Edge Therapeutics, Inc. (a)(b)	70,256	151,753
Editas Medicine, Inc. (a)(b)	278,534	8,520,355
Eidos Therapeutics, Inc. (a)	45,194	4,160,560
Eiger Biopharmaceuticals, Inc. (a)	132,005	1,206,526
Emergent BioSolutions, Inc. (a)	196,658	16,112,190
Enanta Pharmaceuticals, Inc. (a)	79,709	3,284,011
Enochian Biosciences, Inc. (a)(b)	117,314	340,211
Epizyme, Inc. (a)(b)	408,748	5,616,198
Equillium, Inc. (a)(b)	46,636	242,507
Esperion Therapeutics, Inc. (a)(b)	123,651	3,501,796
Evelo Biosciences, Inc. (a)	42,373	217,373
Exact Sciences Corp. (a)(b)	654,629	79,249,387
Exelixis, Inc. (a)	1,347,234	25,813,003
Exicure, Inc. (a)	374,089	583,579
Fate Therapeutics, Inc. (a)	321,357	18,788,137
FibroGen, Inc. (a)(b)	365,801	15,111,239
Five Prime Therapeutics, Inc. (a)	190,730	3,585,724
Flexion Therapeutics, Inc. (a)(b)	201,721	2,160,432
Forma Therapeutics Holdings, Inc.	64,081	2,802,903
Forte Biosciences, Inc. (a)(b)	39,176	1,376,253
Fortress Biotech, Inc. (a)	248,824	684,266
Frequency Therapeutics, Inc. (a)(b)	133,060	3,818,822
G1 Therapeutics, Inc. (a)(b)	130,741	2,387,331
Galectin Therapeutics, Inc. (a)(b)	215,428	560,113
Galera Therapeutics, Inc. (a)	29,036	317,073
Generation Bio Co. (b)	53,298	2,570,030
Genocea Biosciences, Inc. (a)(b)	98,878	211,599
Genprex, Inc. (a)(b)	142,662	460,798
Geron Corp. (a)(b)	1,422,813	2,653,546
Global Blood Therapeutics, Inc. (a)	271,146	12,448,313
GlycoMimetics, Inc. (a)	178,499	671,156
Gossamer Bio, Inc. (a)(b)	220,828	1,952,120
Gritstone Oncology, Inc. (a)(b)	95,140	290,177
Halozyme Therapeutics, Inc. (a)	565,615	22,115,547
Harpoon Therapeutics, Inc. (a)	59,765	891,694
Heat Biologics, Inc. (a)(b)	618,534	692,758
Hemispherx Biopharma, Inc. (a)(b)	155,436	286,002
Heron Therapeutics, Inc. (a)(b)	352,949	6,116,606
Histogen, Inc. (a)(b)	12,059	19,174
Homology Medicines, Inc. (a)	143,804	1,415,031
Hookipa Pharma, Inc. (a)(b)	35,652	413,563
iBio, Inc. (a)(b)	771,438	1,149,443
Ideaya Biosciences, Inc. (a)	62,066	865,200
Idera Pharmaceuticals, Inc. (a)(b)	123,036	508,139
IGM Biosciences, Inc. (a)(b)	29,381	1,962,063
Immucell Corp. (a)	13,116	81,975
Immunic, Inc. (a)	67,873	1,271,261
ImmunoGen, Inc. (a)	770,648	4,200,032
Immunovant, Inc. (a)	173,637	8,541,204
Infinity Pharmaceuticals, Inc. (a)	232,096	464,192
Inmune Bio, Inc. (a)(b)	21,146	187,776
Inovio Pharmaceuticals, Inc. (a)(b)	724,837	8,857,508
Inozyme Pharma, Inc. (a)(b)	28,672	746,045
Insmed, Inc. (a)	447,065	17,440,006
Intellia Therapeutics, Inc. (a)(b)	235,992	9,267,406
Intercept Pharmaceuticals, Inc. (a)(b)	120,483	4,278,351
Invitae Corp. (a)(b)	573,369	28,467,771
Ionis Pharmaceuticals, Inc. (a)	608,443	30,744,625
Iovance Biotherapeutics, Inc. (a)(b)	600,317	23,298,303
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	677,907	7,809,489
IsoRay, Inc. (a)	218,985	82,010
iTeos Therapeutics, Inc. (a)	46,347	1,241,636
Iveric Bio, Inc. (a)	345,236	2,354,510
Jounce Therapeutics, Inc. (a)	76,862	549,563
Kadmon Holdings, Inc. (a)(b)	686,003	2,990,973
Kalvista Pharmaceuticals, Inc. (a)(b)	58,573	1,095,901
Karuna Therapeutics, Inc. (a)(b)	70,426	7,026,402
Karyopharm Therapeutics, Inc. (a)(b)	287,580	4,885,984
Keros Therapeutics, Inc.	28,117	2,125,926
Kezar Life Sciences, Inc. (a)	152,617	1,004,220
Kindred Biosciences, Inc. (a)	179,235	697,224
Kiniksa Pharmaceuticals Ltd. (a)(b)	108,590	2,026,289
Kodiak Sciences, Inc. (a)(b)	134,388	18,366,808
Krystal Biotech, Inc. (a)	66,055	3,629,062
Kura Oncology, Inc. (a)	247,970	9,001,311
La Jolla Pharmaceutical Co. (a)(b)	115,502	574,045
Larimar Therapeutics, Inc. (a)	45,209	1,004,544
Leap Therapeutics, Inc. (a)	82,185	131,496
Lexicon Pharmaceuticals, Inc. (a)(b)	205,959	315,117
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	71,296	6,015,244
General CVR (a)(c)	26,087	154
Glucagon CVR (a)(c)	26,087	63
rights (a)	26,087	107
TR Beta CVR (a)	26,087	5,739
LogicBio Therapeutics, Inc. (a)	26,984	188,078
Macrogenics, Inc. (a)	232,551	5,364,952
Madrigal Pharmaceuticals, Inc. (a)(b)	40,819	4,767,251
Magenta Therapeutics, Inc. (a)	87,555	626,018
MannKind Corp. (a)(b)	1,001,506	2,984,488
Marker Therapeutics, Inc. (a)	139,201	236,642
Matinas BioPharma Holdings, Inc. (a)(b)	729,652	780,728
MediciNova, Inc. (a)(b)	201,492	1,196,862
MEI Pharma, Inc. (a)	409,177	1,178,430
Merrimack Pharmaceuticals, Inc. (b)	57,524	225,494
Mersana Therapeutics, Inc. (a)	242,063	6,167,765
Minerva Neurosciences, Inc. (a)(b)	169,366	658,834
Miragen Therapeutics, Inc. (a)	11,179	197,198
Miragen Therapeutics, Inc. rights (a)(c)	167,699	2
Mirati Therapeutics, Inc. (a)	190,127	45,221,707
Mirum Pharmaceuticals, Inc. (a)(b)	38,989	914,292
Moderna, Inc. (a)(b)	1,307,188	199,659,895
Molecular Templates, Inc. (a)	163,272	1,461,284
Moleculin Biotech, Inc. (a)	188,178	146,779
Morphic Holding, Inc. (a)(b)	43,913	1,377,551
Mustang Bio, Inc. (a)(b)	144,129	533,277
Myriad Genetics, Inc. (a)	331,747	5,818,842
NanoViricides, Inc. (a)(b)	27,517	107,591
NantKwest, Inc. (a)(b)	166,460	1,594,687
Natera, Inc. (a)(b)	334,473	29,523,932
Navidea Biopharmaceuticals, Inc. (a)	48,231	116,719
Neoleukin Therapeutics, Inc. (a)(b)	142,442	1,807,589
Neubase Therapeutics, Inc. (a)(b)	100,701	772,377
Neurobo Pharmaceuticals, Inc. (a)	3,300	17,853
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	406,627	38,605,167
Neurotrope, Inc. (a)	28,101	29,506
NewLink Genetics Corp. (a)(b)	13,119	197,966
NextCure, Inc. (a)(b)	45,256	457,991
Nkarta, Inc. (a)	70,605	2,349,734
Novavax, Inc. (a)(b)	245,513	34,249,064
Nurix Therapeutics, Inc. (a)	48,329	2,059,782
Ocugen, Inc. (a)	416,233	132,903
Ocuphire Pharma, Inc. (a)(b)	5,723	35,254
Ocuphire Pharma, Inc. rights (a)(c)	5,723	5,208
OncoCyte Corp. (a)(b)	225,633	435,472
OncoGenex Pharmaceuticals, Inc. (a)(b)	1,763	15,197
OncoSec Medical, Inc.(a)	22,317	116,048
Oncternal Therapeutics, Inc. (a)	59,362	165,620
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	54,859	109,169
Opko Health, Inc. (a)(b)	1,913,375	8,878,060
Oragenics, Inc. (a)(b)	192,087	81,637
Organogenesis Holdings, Inc. Class A (a)	103,935	535,265
Organovo Holdings, Inc. (a)(b)	24,438	208,945
Orgenesis, Inc. (a)	44,808	217,767
ORIC Pharmaceuticals, Inc. (a)(b)	37,880	1,284,511
Outlook Therapeutics, Inc. (a)(b)	99,176	119,011
OvaScience, Inc. (a)(b)	48,059	88,909
Ovid Therapeutics, Inc. (a)(b)	168,808	1,154,647
Oyster Point Pharma, Inc. (a)(b)	47,240	1,035,973
Palatin Technologies, Inc. (a)(b)	1,049,809	463,176
Pandion Therapeutics, Inc. (a)(b)	17,771	312,947
Passage Bio, Inc.	68,974	1,414,657
PDL BioPharma, Inc. (a)(b)	562,926	1,424,203
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	261,201
Pieris Pharmaceuticals, Inc. (a)	241,212	704,339
Plus Therapeutics, Inc. (a)(b)	6,336	13,496
Polarityte, Inc. (a)(b)	96,620	69,566
Poseida Therapeutics, Inc. (a)(b)	63,194	733,682
Precigen, Inc. (a)(b)	300,586	2,380,641
Precision BioSciences, Inc. (a)	196,725	2,453,161
Prevail Therapeutics, Inc. (a)	37,946	389,705
Protagonist Therapeutics, Inc. (a)	151,588	3,662,366
Protara Therapeutics, Inc. (a)	14,904	358,441
Proteostasis Therapeutics, Inc. (a)(b)	198,769	210,695
Prothena Corp. PLC (a)	119,100	1,348,212
PTC Therapeutics, Inc. (a)(b)	296,779	18,569,462
Puma Biotechnology, Inc. (a)(b)	156,467	1,760,254
Qualigen Therapeutics, Inc. (a)(b)	76,560	266,429
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)	206,696	3,261,663
RAPT Therapeutics, Inc. (a)	38,738	839,452
Recro Pharma, Inc. (a)	82,926	198,193
REGENXBIO, Inc. (a)	134,391	4,682,182
Regulus Therapeutics, Inc. (a)(b)	30,166	19,008
Relay Therapeutics, Inc. (a)(b)	87,607	4,670,329
Repligen Corp. (a)(b)	214,024	40,593,932
Replimune Group, Inc. (a)	109,818	5,675,394
Revolution Medicines, Inc.	180,895	7,892,449
Rhythm Pharmaceuticals, Inc. (a)(b)	137,040	4,241,388
Rigel Pharmaceuticals, Inc. (a)	795,226	2,409,535
Rocket Pharmaceuticals, Inc. (a)(b)	163,432	5,059,855
Rubius Therapeutics, Inc. (a)(b)	170,211	1,067,223
RXi Pharmaceuticals Corp. (a)	164	384
Sage Therapeutics, Inc. (a)(b)	227,013	16,819,393
Salarius Pharmaceuticals, Inc. (a)(b)	12,754	8,678
Salarius Pharmaceuticals, Inc. rights (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	516,111	5,155,949
Sarepta Therapeutics, Inc. (a)	342,968	48,310,472
Savara, Inc. (a)	124,425	166,730
Scholar Rock Holding Corp. (a)	77,688	3,870,416
Seagen, Inc. (a)	531,447	90,510,739
Selecta Biosciences, Inc. (a)(b)	415,209	1,395,102
Sellas Life Sciences Group, Inc. (a)(b)	22,085	82,377
Seneca Biopharma, Inc. (a)(b)	3,323	2,160
Seres Therapeutics, Inc. (a)	228,244	6,301,817
Sesen Bio, Inc. (a)	466,232	578,128
Soleno Therapeutics, Inc. (a)(b)	166,145	325,644
Solid Biosciences, Inc. (a)	96,471	319,319
Soligenix, Inc. (a)(b)	75,807	172,082
Sonnet Biotherapeutics Holding (a)(b)	347	926
Sorrento Therapeutics, Inc. (a)(b)	893,308	7,325,126
Spectrum Pharmaceuticals, Inc. (a)	637,934	3,004,669
Spero Therapeutics, Inc. (a)(b)	75,675	1,253,935
Spring Bank Pharmaceuticals, Inc. (a)	13,735	96,557
Springworks Therapeutics, Inc. (a)(b)	117,005	7,656,807
Stoke Therapeutics, Inc. (a)(b)	66,042	3,440,128
Sunesis Pharmaceuticals, Inc. (a)(b)	42,067	78,245
Surface Oncology, Inc. (a)	84,921	767,686
Sutro Biopharma, Inc. (a)(b)	120,902	2,067,424
Syndax Pharmaceuticals, Inc. (a)	131,199	3,039,881
Synlogic, Inc. (a)	80,173	187,605
Synthetic Biologics, Inc. (a)(b)	14,928	5,571
Syros Pharmaceuticals, Inc. (a)(b)	169,884	1,384,555
T2 Biosystems, Inc. (a)(b)	598,436	664,264
TCR2 Therapeutics, Inc. (a)	101,624	2,768,746
Tenax Therapeutics, Inc. (a)	1,474	1,592
TG Therapeutics, Inc. (a)	457,001	13,408,409
TONIX Pharmaceuticals Holding (a)	509,400	311,294
TRACON Pharmaceuticals, Inc. (a)	25,900	260,036
Translate Bio, Inc. (a)(b)	303,606	6,746,125
Travere Therapeutics, Inc. (a)	195,727	4,488,020
Trevena, Inc. (a)(b)	690,787	1,733,875
Turning Point Therapeutics, Inc. (a)	179,256	19,090,764
Twist Bioscience Corp. (a)	166,245	18,576,216
Tyme, Inc. (a)(b)	276,137	289,944
Ultragenyx Pharmaceutical, Inc. (a)	269,139	31,903,737
uniQure B.V. (a)	164,252	7,897,236
United Therapeutics Corp. (a)	192,298	25,506,407
UNITY Biotechnology, Inc. (a)(b)	127,109	766,467
Vanda Pharmaceuticals, Inc. (a)	248,688	3,036,480
Vaxart, Inc. (a)(b)	479,522	3,826,586
Vaxcyte, Inc.	76,717	2,462,616
VBI Vaccines, Inc. (a)(b)	960,465	3,289,593
Veracyte, Inc. (a)(b)	245,742	13,395,396
Verastem, Inc. (a)(b)	656,375	1,319,314
Vericel Corp. (a)	199,385	5,092,293
Viela Bio, Inc. (a)(b)	72,180	2,767,381
Viking Therapeutics, Inc. (a)(b)	279,333	1,796,111
Vir Biotechnology, Inc. (a)(b)	284,483	9,069,318
VistaGen Therapeutics, Inc. (a)(b)	182,080	138,836
Voyager Therapeutics, Inc. (a)(b)	126,993	1,056,582
vTv Therapeutics, Inc. Class A (a)(b)	24,729	51,436
X4 Pharmaceuticals, Inc. (a)	83,212	549,199
Xbiotech, Inc. (a)	61,581	1,173,734
Xencor, Inc. (a)	248,728	10,526,169
Xenetic Biosciences, Inc. (a)(b)	312	356
XOMA Corp. (a)	35,734	1,183,153
Y-mAbs Therapeutics, Inc. (a)	110,141	5,602,873
Yield10 Bioscience, Inc. (a)	1,319	9,193
Zentalis Pharmaceuticals, Inc. (b)	61,914	3,155,137
ZIOPHARM Oncology, Inc. (a)(b)	924,816	2,589,485
		2,013,384,333
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc. (a)(b)	128,811	1,008,590
Accuray, Inc. (a)	404,117	1,802,362
Acutus Medical, Inc. (a)(b)	43,717	1,242,437
Aethlon Medical, Inc. (a)(b)	5,590	10,397
Akers Biosciences, Inc. (a)	2,510	5,120
Allied Healthcare Products, Inc. (a)(b)	17,178	87,092
Alphatec Holdings, Inc. (a)(b)	189,057	1,985,099
Angiodynamics, Inc. (a)	179,672	2,554,936
Antares Pharma, Inc. (a)(b)	720,933	2,249,311
Apollo Endosurgery, Inc. (a)	58,883	283,227
Aspira Women's Health, Inc. (a)(b)	250,842	1,219,092
Atricure, Inc. (a)	194,209	8,444,207
Atrion Corp. (b)	6,156	3,693,600
Avanos Medical, Inc. (a)	208,296	8,829,667
Avinger, Inc. (a)	17,548	5,142
AxoGen, Inc. (a)	159,744	2,282,742
Axonics Modulation Technologies, Inc. (a)(b)	127,969	5,616,559
Bellerophon Therapeutics, Inc. (a)	18,963	135,775
Beyond Air, Inc. (a)(b)	55,263	295,104
BioLase Technology, Inc. (a)(b)	34,145	10,274
BioLife Solutions, Inc. (a)	107,118	3,855,177
Biomerica, Inc. (a)(b)	42,350	294,333
BioSig Technologies, Inc. (a)	101,912	468,795
Bovie Medical Corp. (a)	148,176	1,133,546
Cantel Medical Corp.	161,968	9,625,758
Cardiovascular Systems, Inc. (a)	173,666	5,984,530
Cerus Corp. (a)	710,314	4,723,588
Chembio Diagnostics, Inc. (a)(b)	72,631	416,902
Chf Solutions, Inc. (a)(b)	4,334	29,905
Co.-Diagnostics, Inc. (a)(b)	111,376	1,305,327
ConforMis, Inc. (a)(b)	355,877	227,939
CONMED Corp.	122,714	12,503,329
Cryolife, Inc. (a)(b)	173,653	3,615,455
CryoPort, Inc. (a)(b)	169,767	8,259,165
Cutera, Inc. (a)	71,387	1,786,103
CytoSorbents Corp. (a)(b)	163,868	1,374,853
Dare Bioscience, Inc. (a)(b)	40,212	59,514
DarioHealth Corp. (a)(b)	22,821	286,632
Dynatronics Corp. (a)	3,361	2,359
Ekso Bionics Holdings, Inc. (a)	14,813	84,878
electroCore, Inc. (a)(b)	110,738	166,107
Electromed, Inc. (a)	34,919	352,333
ENDRA Life Sciences, Inc. (a)(b)	24,073	19,774
Envista Holdings Corp. (a)	690,352	20,524,165
Fonar Corp. (a)	28,130	540,377
Genmark Diagnostics, Inc. (a)(b)	300,377	4,016,040
Glaukos Corp. (a)(b)	194,842	13,147,938
Globus Medical, Inc. (a)	327,329	19,665,926
Haemonetics Corp. (a)	222,243	25,080,123
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	37,769
Heska Corp. (a)(b)	39,399	4,924,875
Hill-Rom Holdings, Inc.	289,081	27,422,224
ICU Medical, Inc. (a)	84,691	15,981,192
Inari Medical, Inc. (b)	35,641	2,461,724
Inogen, Inc. (a)	83,726	2,936,271
Insulet Corp. (a)	286,186	73,752,994
Integer Holdings Corp. (a)	142,592	10,279,457
Integra LifeSciences Holdings Corp. (a)	305,831	16,738,131
IntriCon Corp. (a)	36,727	636,846
Invacare Corp. (b)	160,080	1,365,482
InVivo Therapeutics Holdings Corp. (a)	160	99
IRadimed Corp. (a)	25,824	632,946
iRhythm Technologies, Inc. (a)(b)	125,156	30,601,894
Iridex Corp. (a)	27,462	46,411
Kewaunee Scientific Corp. (a)	10,875	103,421
Lantheus Holdings, Inc. (a)	290,546	3,823,585
LeMaitre Vascular, Inc. (b)	77,684	3,059,973
LENSAR, Inc. (a)	42,714	366,059
LivaNova PLC (a)	209,983	11,097,602
Masimo Corp. (a)	220,731	56,173,832
Meridian Bioscience, Inc. (a)(b)	182,200	3,443,580
Merit Medical Systems, Inc. (a)	214,536	11,814,498
Mesa Laboratories, Inc. (b)	20,560	5,587,386
Microbot Medical, Inc. (a)(b)	32,053	260,911
Milestone Scientific, Inc. (a)(b)	123,561	207,582
Misonix, Inc. (a)(b)	72,790	1,014,693
Motus GI Holdings, Inc. (a)	121,781	113,244
MRI Interventions, Inc. (a)	13,074	139,892
Myomo, Inc. (a)	26,516	195,556
Natus Medical, Inc. (a)	153,348	3,208,040
Neogen Corp. (a)	229,920	17,064,662
NeuroMetrix, Inc. (a)	80	166
Neuronetics, Inc. (a)	53,990	464,854
Nevro Corp. (a)	151,978	24,506,453
Novocure Ltd. (a)	366,343	46,030,998
NuVasive, Inc. (a)	219,732	10,177,986
Obalon Therapeutics, Inc. (a)	5,779	5,374
OraSure Technologies, Inc. (a)	317,531	3,810,372
Orthofix International NV (a)	90,358	3,321,560
OrthoPediatrics Corp. (a)(b)	60,653	2,775,481
PAVmed, Inc. (a)(b)	126,293	245,008
Penumbra, Inc. (a)(b)	146,792	32,573,145
Predictive Oncology, Inc. (a)(b)	2,723	1,914
Pro-Dex, Inc. (a)	7,715	290,238
Pulse Biosciences, Inc. (a)(b)	61,890	922,161
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	1,818	16,995
Quidel Corp. (a)	166,939	32,561,452
Quotient Ltd. (a)	320,906	2,227,088
Repro Medical Systems, Inc. (a)	117,847	530,312
Retractable Technologies, Inc. (a)(b)	69,553	805,424
Rockwell Medical Technologies, Inc. (a)(b)	293,370	308,039
RTI Biologics, Inc. (a)	350,662	792,496
Seaspine Holdings Corp. (a)	105,719	1,503,324
Second Sight Medical Products, Inc. (a)	13,659	13,277
Senseonics Holdings, Inc. (a)(b)	673,976	249,371
Sensus Healthcare, Inc. (a)(b)	44,385	147,358
Shockwave Medical, Inc. (a)(b)	137,938	13,494,475
SI-BONE, Inc. (a)	108,085	2,503,249
Sientra, Inc. (a)	209,133	1,081,218
Silk Road Medical, Inc. (a)	148,072	8,484,526
Sintx Technologies, Inc. (a)	123	234
SmileDirectClub, Inc. (a)(b)	364,183	4,479,451
Soliton, Inc. (a)(b)	32,038	294,109
Staar Surgical Co. (a)	199,633	14,227,844
Stereotaxis, Inc. (a)(b)	165,446	711,418
STRATA Skin Sciences, Inc. (a)	18,623	30,355
SurModics, Inc. (a)	62,948	2,356,773
Tactile Systems Technology, Inc. (a)(b)	84,964	3,662,798
Tandem Diabetes Care, Inc. (a)	267,304	25,094,500
Tela Bio, Inc. (a)	26,827	439,158
Thermogenesis Holdings, Inc. (a)(b)	19,470	48,480
TransEnterix, Inc. (a)(b)	70,378	33,078
TransMedics Group, Inc. (a)	104,730	1,557,335
Utah Medical Products, Inc. (b)	17,323	1,495,495
Vapotherm, Inc. (a)(b)	92,778	2,334,294
Varex Imaging Corp. (a)	178,417	2,975,996
Venus Concept, Inc. (a)(b)	49,087	116,827
ViewRay, Inc. (a)	509,639	1,957,014
Viveve Medical, Inc. (a)	1,298	694
VolitionRx Ltd. (a)(b)	129,302	424,111
Zosano Pharma Corp. (a)(b)	256,305	169,110
Zynex, Inc. (a)(b)	79,175	1,105,283
		740,163,106
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc. (a)(b)	313,432	10,302,510
Acadia Healthcare Co., Inc. (a)	385,109	16,347,877
Addus HomeCare Corp. (a)	63,084	6,261,087
Amedisys, Inc. (a)	141,372	34,606,452
American Renal Associates Holdings, Inc. (a)	62,996	718,784
American Shared Hospital Services (a)	113	245
AMN Healthcare Services, Inc. (a)	204,781	13,343,530
Apollo Medical Holdings, Inc. (a)	49,059	893,855
Avalon GloboCare Corp. (a)(b)	41,755	52,611
BioScrip, Inc. (a)	236,945	3,731,884
BioTelemetry, Inc. (a)	148,876	8,249,219
Brookdale Senior Living, Inc. (a)	830,172	3,519,929
Caladrius Biosciences, Inc. (a)	36,321	55,208
Capital Senior Living Corp. (a)	152,578	132,743
Castle Biosciences, Inc. (a)(b)	59,426	2,826,301
Chemed Corp.	69,240	33,114,030
Community Health Systems, Inc. (a)(b)	501,790	4,104,642
Corvel Corp. (a)	39,728	3,557,642
Covetrus, Inc. (a)	425,594	11,497,422
Cross Country Healthcare, Inc. (a)	167,154	1,454,240
CynergisTek, Inc. (a)	1,100	1,650
DFB Healthcare Acquisitions Co. (a)	167,450	5,000,057
Digirad Corp. (a)(b)	5,124	15,474
Encompass Health Corp.	432,236	34,829,577
Enzo Biochem, Inc. (a)	197,450	428,467
Exagen, Inc. (a)	26,300	390,818
Five Star Senior Living, Inc. (a)	98,753	582,643
Fulgent Genetics, Inc. (a)(b)	50,151	2,252,783
Genesis HealthCare, Inc. Class A (a)(b)	198,253	100,019
Guardant Health, Inc. (a)	369,175	44,714,476
Hanger, Inc. (a)	173,328	3,932,812
HealthEquity, Inc. (a)(b)	333,006	23,873,200
InfuSystems Holdings, Inc. (a)	61,274	980,384
Interpace Diagnostics Group, Inc. (a)(b)	17,441	55,288
LHC Group, Inc. (a)	139,478	27,382,321
Magellan Health Services, Inc. (a)	97,520	7,708,956
MEDNAX, Inc. (a)	366,553	7,408,036
Molina Healthcare, Inc. (a)	258,586	52,785,160
National Healthcare Corp.	54,349	3,381,595
National Research Corp. Class A	57,442	2,947,349
Ontrak, Inc. (a)(b)	33,138	1,645,302
Owens & Minor, Inc.	314,001	8,088,666
Patterson Companies, Inc. (b)	371,616	10,316,060
Pennant Group, Inc. (a)	111,629	5,658,474
PetIQ, Inc. Class A (a)(b)	93,463	2,689,865
Precipio, Inc. (a)(b)	48,909	110,045
Premier, Inc. (b)	307,239	10,882,405
Progenity, Inc. (b)	4,963	19,902
Progyny, Inc. (a)(b)	154,869	5,496,301
Providence Service Corp. (a)	53,858	7,313,378
Psychemedics Corp.	24,117	104,185
R1 RCM, Inc. (a)(b)	501,569	10,171,819
RadNet, Inc. (a)	192,237	3,579,453
Regional Health Properties, Inc. (a)	3,317	4,810
Select Medical Holdings Corp. (a)	464,615	11,197,222
Sharps Compliance Corp. (a)	51,289	407,748
SunLink Health Systems, Inc. (a)	10,027	11,331
Surgery Partners, Inc. (a)	93,997	2,296,347
Tenet Healthcare Corp. (a)	456,595	14,350,781
The Ensign Group, Inc.	220,125	15,820,384
The Joint Corp. (a)(b)	57,071	1,432,482
Tivity Health, Inc. (a)	167,595	3,088,776
Triple-S Management Corp. (a)	107,542	2,410,016
U.S. Physical Therapy, Inc.	57,703	6,129,213
		496,766,241
Health Care Technology - 1.4%
Accolade, Inc. (a)(b)	66,102	3,431,355
Allscripts Healthcare Solutions, Inc. (a)(b)	720,849	9,861,214
Castlight Health, Inc. Class B (a)	369,928	466,109
Change Healthcare, Inc. (a)	992,776	17,006,253
Computer Programs & Systems, Inc.	58,389	1,659,999
Evolent Health, Inc. (a)(b)	333,294	4,842,762
Health Catalyst, Inc. (a)(b)	130,925	4,667,476
HealthStream, Inc. (a)	116,698	2,179,919
HMS Holdings Corp. (a)	382,250	12,010,295
HTG Molecular Diagnostics (a)(b)	17,317	94,031
iCAD, Inc. (a)	102,580	1,027,852
Inovalon Holdings, Inc. Class A (a)	328,684	6,136,530
Inspire Medical Systems, Inc. (a)	117,076	21,745,696
Medical Transcription Billing Corp. (a)(b)	30,125	313,300
NantHealth, Inc. (a)(b)	131,601	302,682
Nextgen Healthcare, Inc. (a)	239,675	4,251,835
Omnicell, Inc. (a)	186,721	19,577,697
OptimizeRx Corp. (a)	54,611	1,442,823
Phreesia, Inc. (a)	129,952	5,738,680
Schrodinger, Inc.	143,457	9,981,738
SCWorx, Corp. (a)(b)	37,411	78,563
Simulations Plus, Inc.	67,867	3,798,516
Streamline Health Solutions, Inc. (a)	73,168	111,947
Tabula Rasa HealthCare, Inc. (a)(b)	94,396	3,252,886
Teladoc Health, Inc. (a)(b)	520,500	103,459,785
Veeva Systems, Inc. Class A (a)	589,020	163,081,967
Vocera Communications, Inc. (a)	143,075	4,840,227
		405,362,137
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	283,419	43,394,283
Adaptive Biotechnologies Corp. (a)	355,173	17,126,442
Avantor, Inc. (a)	2,247,362	61,308,035
Berkeley Lights, Inc. (a)	35,229	2,919,075
Bio-Techne Corp.	168,162	51,005,216
Bioanalytical Systems, Inc. (a)	4,600	30,176
BioNano Genomics, Inc. (a)(b)	453,364	222,148
Bruker Corp.	443,161	22,428,378
Champions Oncology, Inc. (a)	19,987	227,252
Charles River Laboratories International, Inc. (a)	217,390	50,982,303
ChromaDex, Inc. (a)(b)	212,135	1,052,190
Codexis, Inc. (a)	227,425	4,211,911
Fluidigm Corp. (a)(b)	313,502	1,962,523
Harvard Bioscience, Inc. (a)	177,133	694,361
Luminex Corp.	191,695	4,548,922
Medpace Holdings, Inc. (a)	119,685	15,362,767
Nanostring Technologies, Inc. (a)	187,425	9,303,777
NeoGenomics, Inc. (a)	480,579	22,865,949
Pacific Biosciences of California, Inc. (a)	779,815	12,328,875
Personalis, Inc. (a)(b)	99,610	2,742,263
PPD, Inc.	470,980	16,484,300
PRA Health Sciences, Inc. (a)	278,168	31,210,450
Quanterix Corp. (a)	98,120	4,237,803
Syneos Health, Inc. (a)	305,565	20,118,400
		396,767,799
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)	410,734	616,101
Acer Therapeutics, Inc. (a)(b)	21,687	58,338
Aclaris Therapeutics, Inc. (a)	190,552	636,444
Adamis Pharmaceuticals Corp. (a)(b)	305,602	132,417
Adial Pharmaceuticals, Inc. (a)(b)	46,293	107,863
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	2,552,774
Aerpio Pharmaceuticals, Inc. (a)	80,581	137,794
Agile Therapeutics, Inc. (a)(b)	375,728	1,059,553
Alimera Sciences, Inc. (a)	6,701	31,428
Amneal Pharmaceuticals, Inc. (a)	491,234	1,940,374
Amphastar Pharmaceuticals, Inc. (a)	161,325	2,865,132
Ampio Pharmaceuticals, Inc. (a)(b)	612,607	563,598
ANI Pharmaceuticals, Inc. (a)	46,272	1,367,800
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	83,465	589,263
Arvinas Holding Co. LLC (a)	106,695	2,582,019
Assertio Holdings, Inc. (a)	322,688	135,529
AstraZeneca PLC rights (a)(c)	21,542	0
Avenue Therapeutics, Inc. (a)(b)	52,950	179,501
Axsome Therapeutics, Inc. (a)(b)	116,007	8,409,347
Aytu BioScience, Inc. (a)(b)	449,635	397,387
Baudax Bio, Inc. (a)	33,170	38,146
Biodelivery Sciences International, Inc. (a)	396,726	1,507,559
BioPharmX Corp. (a)(b)	1,985	2,164
Cara Therapeutics, Inc. (a)(b)	212,885	3,123,023
Cassava Sciences, Inc. (a)(b)	96,244	743,004
Cerecor, Inc. (a)	310,975	777,438
Chiasma, Inc. (a)	166,378	712,098
Citius Pharmaceuticals, Inc. (a)(b)	95,707	98,578
Clearside Biomedical, Inc. (a)(b)	197,183	396,338
Cocrystal Pharma, Inc. (a)(b)	152,806	330,061
Collegium Pharmaceutical, Inc. (a)	148,930	2,753,716
ContraVir Pharmaceuticals, Inc. (a)(b)	12,744	21,282
Corcept Therapeutics, Inc. (a)(b)	451,178	10,214,670
CorMedix, Inc. (a)	126,786	1,141,074
Cumberland Pharmaceuticals, Inc. (a)	33,008	97,044
CymaBay Therapeutics, Inc. (a)	274,509	2,058,818
Durect Corp. (a)(b)	922,574	1,706,762
Elanco Animal Health, Inc. (a)	1,423,082	43,532,078
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)	118,827	339,845
Endo International PLC (a)	988,754	5,022,870
Eton Pharmaceuticals, Inc. (a)(b)	62,918	499,569
Evofem Biosciences, Inc. (a)(b)	381,562	854,699
Evoke Pharma, Inc. (a)	107,887	336,607
Evolus, Inc. (a)(b)	102,958	384,033
EyeGate Pharmaceuticals, Inc. (a)	12,656	42,777
Eyenovia, Inc. (a)	36,875	129,431
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	150,929
Fulcrum Therapeutics, Inc. (a)(b)	61,334	701,048
Harrow Health, Inc. (a)	104,639	601,674
Horizon Therapeutics PLC (a)	924,624	65,121,268
Hoth Therapeutics, Inc. (a)	10,957	18,846
IMARA, Inc. (b)	23,274	593,720
Innovate Biopharmaceuticals, Inc. (a)(b)	376,029	365,199
Innoviva, Inc. (a)(b)	279,824	2,925,560
Intersect ENT, Inc. (a)	149,588	2,861,618
Intra-Cellular Therapies, Inc. (a)	301,403	7,125,167
Jaguar Health, Inc. (a)	419	147
Jazz Pharmaceuticals PLC (a)	240,642	33,860,736
Kala Pharmaceuticals, Inc. (a)(b)	156,868	1,170,235
Kaleido Biosciences, Inc. (a)(b)	62,427	491,925
Lannett Co., Inc. (a)(b)	164,445	1,012,981
Lipocine, Inc. (a)(b)	276,937	443,099
Liquidia Technologies, Inc. (a)	79,786	222,603
Marinus Pharmaceuticals, Inc. (a)(b)	129,730	2,061,410
Nektar Therapeutics (a)(b)	779,902	12,782,594
Neos Therapeutics, Inc. (a)(b)	188,234	106,729
NGM Biopharmaceuticals, Inc. (a)(b)	73,588	1,744,036
NovaBay Pharmaceuticals, Inc. (a)(b)	65,659	40,709
Novan, Inc. (a)(b)	223,598	114,594
Novus Therapeutics, Inc. (a)(b)	175	4,354
Ocular Therapeutix, Inc. (a)(b)	279,104	4,884,320
Odonate Therapeutics, Inc. (a)	58,848	883,897
Omeros Corp. (a)(b)	277,810	3,219,818
Onconova Therapeutics, Inc. (a)(b)	599,248	173,782
Opiant Pharmaceuticals, Inc. (a)	6,002	49,697
OptiNose, Inc. (a)(b)	130,219	527,387
Osmotica Pharmaceuticals PLC (a)	70,229	429,801
Otonomy, Inc. (a)	169,148	761,166
Pacira Biosciences, Inc. (a)(b)	184,416	11,173,765
Paratek Pharmaceuticals, Inc. (a)(b)	185,584	1,148,765
Phathom Pharmaceuticals, Inc. (a)(b)	55,563	2,379,208
Phibro Animal Health Corp. Class A	95,314	1,800,481
Pliant Therapeutics, Inc. (b)	35,890	987,693
Plx Pharma PLC/New (a)(b)	5,046	30,226
Prestige Brands Holdings, Inc. (a)	218,504	7,772,187
ProPhase Labs, Inc. (b)	9,877	103,511
Provention Bio, Inc. (a)(b)	209,221	3,136,223
Pulmatrix, Inc. (a)(b)	97,666	134,779
Reata Pharmaceuticals, Inc. (a)(b)	104,486	15,960,237
Relmada Therapeutics, Inc. (a)(b)	60,800	2,162,048
resTORbio, Inc. (a)(b)	11,207	138,182
resTORbio, Inc. rights (a)(c)	11,207	0
Revance Therapeutics, Inc. (a)	271,962	6,565,163
Royalty Pharma PLC	353,506	15,059,356
Satsuma Pharmaceuticals, Inc. (a)(b)	27,266	122,697
scPharmaceuticals, Inc. (a)	23,358	215,361
SCYNEXIS, Inc. (a)(b)	43,473	289,095
Seelos Therapeutics, Inc. (a)	88,253	86,488
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,546	7,319
SIGA Technologies, Inc. (a)	228,234	1,581,662
Sonoma Pharmaceuticals, Inc. (a)	1,437	9,743
Strongbridge Biopharma PLC (a)	173,820	481,481
Supernus Pharmaceuticals, Inc. (a)	234,691	4,998,918
Teligent, Inc. (a)(b)	18,518	10,555
TFF Pharmaceuticals, Inc. (a)(b)	52,443	823,880
TherapeuticsMD, Inc. (a)(b)	1,124,442	1,506,752
Theravance Biopharma, Inc. (a)(b)	220,707	3,661,529
Titan Pharmaceuticals, Inc.	406,523	69,109
Trevi Therapeutics, Inc. (a)(b)	34,789	107,150
Tricida, Inc. (a)(b)	129,156	944,130
Urovant Sciences Ltd. (a)	47,382	761,429
Verrica Pharmaceuticals, Inc. (a)(b)	56,612	518,000
Vyne Therapeutics, Inc. (a)	666,077	1,132,331
WAVE Life Sciences (a)	85,907	757,700
Xeris Pharmaceuticals, Inc. (a)(b)	185,661	809,482
Zogenix, Inc. (a)	250,986	5,378,630
Zomedica Corp. (a)(b)	2,297,308	338,853
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	443,083
		340,284,599

TOTAL HEALTH CARE		4,392,728,215

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.0%
AAR Corp.	144,108	4,088,344
Aerojet Rocketdyne Holdings, Inc. (a)	323,189	12,096,964
AeroVironment, Inc. (a)	95,719	8,173,445
Air Industries Group, Inc. (a)(b)	7,873	10,471
Astronics Corp. (a)	113,107	1,291,682
Astrotech Corp. (a)(b)	25,674	50,064
Axon Enterprise, Inc. (a)(b)	276,289	34,726,764
BWX Technologies, Inc.	413,431	23,515,955
CPI Aerostructures, Inc. (a)	51,114	163,054
Cubic Corp.	136,642	8,001,756
Curtiss-Wright Corp.	180,610	20,817,109
Ducommun, Inc. (a)	51,387	2,554,962
HEICO Corp.	137,010	16,931,696
HEICO Corp. Class A	375,768	41,616,306
Hexcel Corp.	366,789	18,163,391
Innovative Solutions & Support, Inc.	36,030	240,320
Kaman Corp.	119,986	6,274,068
Kratos Defense & Security Solutions, Inc. (a)	528,515	11,188,663
Maxar Technologies, Inc. (b)	268,584	7,469,321
Mercury Systems, Inc. (a)	243,260	17,324,977
Moog, Inc. Class A	133,900	10,358,504
National Presto Industries, Inc.	23,660	2,012,283
PAE, Inc. (a)	251,222	2,414,243
Park Aerospace Corp.	94,387	1,201,547
Parsons Corp. (a)	94,070	3,076,089
SIFCO Industries, Inc. (a)	8,781	33,367
Sigma Labs, Inc. (a)	2,496	7,488
Spirit AeroSystems Holdings, Inc. Class A	456,050	15,505,700
Triumph Group, Inc.	243,860	3,211,636
Vectrus, Inc. (a)	54,355	2,591,103
Virgin Galactic Holdings, Inc. (a)(b)	560,494	14,914,745
VirTra, Inc. (a)	3,050	12,444
		290,038,461
Air Freight & Logistics - 0.3%
Air T Funding warrants 1/15/21 (a)	4,541	261
Air T, Inc. (a)(b)	1,838	19,850
Air Transport Services Group, Inc. (a)	264,372	8,126,795
Atlas Air Worldwide Holdings, Inc. (a)	112,853	6,298,326
Echo Global Logistics, Inc. (a)	120,495	3,420,853
Forward Air Corp.	120,693	8,819,038
Hub Group, Inc. Class A (a)	140,838	7,692,572
Radiant Logistics, Inc. (a)	181,151	1,072,414
XPO Logistics, Inc. (a)	398,222	42,482,323
		77,932,432
Airlines - 0.2%
Allegiant Travel Co.	55,815	9,499,155
Hawaiian Holdings, Inc. (b)	212,980	4,314,975
JetBlue Airways Corp. (a)(b)	1,184,175	17,869,201
Mesa Air Group, Inc. (a)	121,536	775,400
SkyWest, Inc.	216,720	9,303,790
Spirit Airlines, Inc. (a)	383,400	8,676,342
		50,438,863
Building Products - 1.0%
AAON, Inc.	176,309	11,483,005
Advanced Drain Systems, Inc.	211,723	14,767,679
Alpha PRO Tech Ltd. (a)(b)	51,559	651,706
American Woodmark Corp. (a)	72,851	6,375,191
Apogee Enterprises, Inc.	121,294	3,182,755
Armstrong Flooring, Inc. (a)	97,161	345,893
Armstrong World Industries, Inc.	209,803	16,167,419
Builders FirstSource, Inc. (a)	505,436	18,908,361
Cornerstone Building Brands, Inc. (a)	197,905	1,729,690
CSW Industrials, Inc.	59,550	6,389,120
Gibraltar Industries, Inc. (a)	140,540	9,199,748
Griffon Corp.	189,090	3,942,527
Insteel Industries, Inc.	92,737	2,145,007
Jeld-Wen Holding, Inc. (a)	295,148	7,139,630
Lennox International, Inc.	151,461	43,595,020
Masonite International Corp. (a)	106,668	10,672,133
Owens Corning	469,773	34,232,359
PGT Innovations, Inc. (a)	255,657	4,760,333
Quanex Building Products Corp.	149,526	3,080,236
Resideo Technologies, Inc. (a)	609,946	11,277,902
Simpson Manufacturing Co. Ltd.	189,956	17,456,956
The AZEK Co., Inc.	311,067	11,111,313
Trex Co., Inc. (a)(b)	505,875	37,849,568
UFP Industries, Inc.	264,801	14,206,574
		290,670,125
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	287,932	11,085,382
ACCO Brands Corp.	435,034	3,332,360
Acme United Corp.	11,083	367,069
ADT, Inc.	657,570	5,109,319
Amrep Corp. (a)	2,694	15,989
Appliance Recycling Centers of America, Inc. (a)(b)	582	2,474
Aqua Metals, Inc. (a)(b)	227,653	295,949
ARC Document Solutions, Inc.	173,429	251,472
Avalon Holdings Corp. Class A (a)(b)	10,366	21,976
Brady Corp. Class A	210,527	9,301,083
BrightView Holdings, Inc. (a)	142,257	1,940,385
Casella Waste Systems, Inc. Class A (a)	194,735	11,719,152
CECO Environmental Corp. (a)	165,218	1,222,613
Charah Solutions, Inc. (a)(b)	15,645	44,432
Cimpress PLC (a)(b)	83,128	7,450,763
Clean Harbors, Inc. (a)	221,114	16,002,020
CompX International, Inc. Class A	715	10,368
Covanta Holding Corp. (b)	515,465	6,391,766
Deluxe Corp.	189,481	4,877,241
Document Security Systems, Inc. (a)(b)	10,553	56,670
Ennis, Inc.	134,871	2,207,838
Fuel Tech, Inc. (a)(b)	101,005	444,422
Harsco Corp. (a)	352,320	5,971,824
Healthcare Services Group, Inc. (b)	318,947	7,549,475
Heritage-Crystal Clean, Inc. (a)	64,453	1,242,009
Herman Miller, Inc.	255,097	9,091,657
HNI Corp.	192,416	7,015,487
Hudson Technologies, Inc. (a)	164,908	220,977
IAA Spinco, Inc. (a)	583,303	34,951,516
Industrial Services of America, Inc. (a)(c)	12,605	441
Interface, Inc.	286,423	2,390,200
KAR Auction Services, Inc.	557,335	10,059,897
Kimball International, Inc. Class B	181,791	1,986,976
Knoll, Inc.	188,051	2,568,777
Matthews International Corp. Class A	145,947	3,901,163
McGrath RentCorp.	100,914	6,422,167
Montrose Environmental Group, Inc. (a)	43,818	1,200,175
MSA Safety, Inc.	157,728	23,570,872
NL Industries, Inc.	19,002	88,929
Odyssey Marine Exploration, Inc. (a)(b)	34,805	240,155
Performant Financial Corp. (a)	99,740	77,897
Perma-Fix Environmental Services, Inc. (a)	23,883	153,329
PICO Holdings, Inc. (a)	104,771	913,603
Pitney Bowes, Inc. (b)	755,101	4,304,076
Quad/Graphics, Inc.	162,420	503,502
Quest Resource Holding Corp. (a)	35,687	72,445
R.R. Donnelley & Sons Co.	348,925	488,495
SP Plus Corp. (a)	108,617	3,089,067
Steelcase, Inc. Class A	380,813	4,626,878
Stericycle, Inc. (a)	399,175	28,117,887
Team, Inc. (a)	153,146	1,333,902
Tetra Tech, Inc.	233,864	27,888,282
The Brink's Co. (b)	221,807	14,883,250
U.S. Ecology, Inc.	128,638	4,359,542
UniFirst Corp.	65,743	12,154,566
Viad Corp.	96,003	2,877,210
Virco Manufacturing Co. (a)	17,193	40,060
VSE Corp.	41,614	1,423,199
		307,930,630
Construction & Engineering - 0.7%
AECOM (a)	695,337	36,081,037
Aegion Corp. (a)	152,287	2,611,722
Ameresco, Inc. Class A (a)(b)	94,845	4,225,345
API Group Corp. (a)(d)	588,984	9,129,252
Arcosa, Inc.	208,426	10,815,225
Argan, Inc.	64,607	2,971,276
Comfort Systems U.S.A., Inc.	163,179	8,222,590
Concrete Pumping Holdings, Inc. (a)	141,151	550,489
Construction Partners, Inc. Class A (a)	152,975	4,023,243
Dycom Industries, Inc. (a)(b)	140,146	8,809,578
EMCOR Group, Inc.	232,250	20,015,305
Fluor Corp.	538,226	9,295,163
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Goldfield Corp. (a)	99,734	695,146
Granite Construction, Inc. (b)	210,682	5,186,991
Great Lakes Dredge & Dock Corp. (a)	299,730	3,383,952
HC2 Holdings, Inc. (a)(b)	368,980	1,236,083
IES Holdings, Inc. (a)	87,578	3,229,877
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	576,428
Limbach Holdings, Inc. (a)	16,009	189,707
MasTec, Inc. (a)(b)	242,066	13,727,563
MYR Group, Inc. (a)	76,424	3,907,559
Northwest Pipe Co. (a)	51,133	1,471,608
NV5 Holdings, Inc. (a)(b)	48,422	3,539,648
Orion Group Holdings, Inc. (a)	157,272	624,370
Primoris Services Corp.	187,700	4,551,725
SG Blocks, Inc. (a)	45,746	140,440
Sterling Construction Co., Inc. (a)	136,418	2,181,324
The Peck Co. Holdings, Inc. (a)(b)	8,305	55,062
Tutor Perini Corp. (a)	175,250	2,369,380
Valmont Industries, Inc.	90,873	14,810,482
Willscot Mobile Mini Holdings (a)	745,021	16,025,402
		194,682,909
Electrical Equipment - 1.3%
Acuity Brands, Inc.	171,944	20,413,192
Allied Motion Technologies, Inc.	38,595	1,565,799
American Superconductor Corp. (a)(b)	87,329	1,736,101
Atkore International Group, Inc. (a)	210,259	8,195,896
AZZ, Inc.	118,427	5,280,660
Babcock & Wilcox Enterprises, Inc. (a)	147,551	619,714
Bloom Energy Corp. Class A (a)(b)	356,238	8,734,956
Broadwind, Inc. (a)	60,375	281,348
Capstone Turbine Corp. (a)(b)	38,894	313,097
DPW Holdings, Inc. (a)(b)	17,815	97,270
Encore Wire Corp.	94,646	4,890,359
Energous Corp. (a)(b)	146,601	282,940
Energy Focus, Inc. (a)(b)	6,169	32,264
EnerSys	183,916	15,046,168
Envision Solar International, Inc. (a)(b)	25,275	865,669
Espey Manufacturing & Electronics Corp.	5,259	99,922
Flux Power Holdings, Inc. (b)	13,598	129,725
FuelCell Energy, Inc. (a)(b)	923,986	9,424,657
Generac Holdings, Inc. (a)	274,732	59,232,219
GrafTech International Ltd.	387,835	3,063,897
Hubbell, Inc. Class B	235,122	37,993,364
Ideal Power, Inc. (a)	1,768	15,894
LSI Industries, Inc.	128,461	1,004,565
nVent Electric PLC	726,228	16,703,244
Ocean Power Technologies, Inc. (a)(b)	78,483	226,031
Orion Energy Systems, Inc. (a)	115,336	1,190,268
Plug Power, Inc. (a)(b)	1,919,617	50,658,693
Polar Power, Inc. (a)(b)	7,179	35,177
Powell Industries, Inc.	46,082	1,190,298
Preformed Line Products Co.	12,621	765,464
Regal Beloit Corp.	175,168	20,851,999
Sensata Technologies, Inc. PLC (a)	684,468	33,422,572
Sunrun, Inc. (a)	675,326	43,274,890
Sunworks, Inc. (a)(b)	81,346	410,797
Thermon Group Holdings, Inc. (a)	157,429	2,226,046
TPI Composites, Inc. (a)	137,478	5,530,740
Ultralife Corp. (a)	68,420	461,835
Vertiv Holdings Co.	1,000,427	18,717,989
Vicor Corp. (a)	91,749	7,519,748
		382,505,467
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	235,197	34,063,582
Raven Industries, Inc.	146,364	3,691,300
		37,754,882
Machinery - 2.7%
AGCO Corp.	266,860	24,687,219
AgEagle Aerial Systems, Inc. (a)(b)	213,033	615,665
Alamo Group, Inc.	43,780	5,941,822
Albany International Corp. Class A	135,048	9,254,839
Allison Transmission Holdings, Inc.	489,219	20,082,440
Altra Industrial Motion Corp. (b)	264,444	15,009,841
Art's-Way Manufacturing Co., Inc. (a)(b)	31,860	78,057
Astec Industries, Inc. (b)	98,523	5,714,334
Barnes Group, Inc.	195,664	9,002,501
Blue Bird Corp. (a)	73,463	1,205,528
Chart Industries, Inc. (a)	153,137	15,828,240
Chicago Rivet & Machine Co. (b)	758	16,236
CIRCOR International, Inc. (a)	89,890	2,972,662
Colfax Corp. (a)	431,441	15,566,391
Columbus McKinnon Corp. (NY Shares)	107,619	4,066,922
Commercial Vehicle Group, Inc. (a)	137,261	975,926
Crane Co.	205,349	14,277,916
Donaldson Co., Inc.	546,681	29,105,296
Douglas Dynamics, Inc.	103,710	4,057,135
Eastern Co.	26,978	596,214
Energy Recovery, Inc. (a)(b)	172,493	1,840,500
Enerpac Tool Group Corp. Class A (b)	249,165	5,578,804
EnPro Industries, Inc. (b)	90,901	6,436,700
ESCO Technologies, Inc.	110,047	10,883,648
Evoqua Water Technologies Corp. (a)	399,675	10,427,521
ExOne Co. (a)	52,199	622,212
Federal Signal Corp.	254,611	7,900,579
Franklin Electric Co., Inc.	168,524	11,390,537
FreightCar America, Inc. (a)	53,070	140,636
Gates Industrial Corp. PLC (a)	200,494	2,582,363
Gencor Industries, Inc. (a)	29,953	361,233
Gorman-Rupp Co.	90,076	2,963,500
Graco, Inc.	724,931	49,106,826
Graham Corp.	39,837	629,026
Greenbrier Companies, Inc. (b)	145,861	4,867,382
Helios Technologies, Inc.	135,264	6,659,047
Hillenbrand, Inc.	319,908	11,986,953
Hurco Companies, Inc.	26,517	790,472
Hyster-Yale Materials Handling Class A	46,793	2,575,487
ITT, Inc.	375,161	27,247,943
John Bean Technologies Corp.	139,119	15,380,997
Kadant, Inc.	51,505	6,588,005
Kennametal, Inc.	364,771	12,763,337
L.B. Foster Co. Class A (a)	47,741	695,109
Lincoln Electric Holdings, Inc.	256,738	29,524,870
Lindsay Corp.	48,783	5,650,047
LiqTech International, Inc. (a)(b)	85,306	617,615
Lydall, Inc. (a)	80,989	2,219,099
Manitex International, Inc. (a)	80,512	359,084
Manitowoc Co., Inc. (a)	162,647	1,807,008
Mayville Engineering Co., Inc. (a)	63,668	701,621
Meritor, Inc. (a)	310,581	8,199,338
MFRI, Inc. (a)	13,179	75,647
Middleby Corp. (a)(b)	242,575	32,987,774
Miller Industries, Inc.	56,547	1,888,104
Mueller Industries, Inc.	229,179	7,507,904
Mueller Water Products, Inc. Class A	664,914	7,892,529
Navistar International Corp. (a)	218,839	9,685,814
Nikola Corp. (a)(b)	597,038	12,185,546
NN, Inc. (a)	207,276	1,298,584
Nordson Corp.	234,762	47,846,843
Omega Flex, Inc. (b)	13,216	1,872,972
Oshkosh Corp.	294,928	23,741,704
Park-Ohio Holdings Corp. (b)	42,921	1,205,651
Proto Labs, Inc. (a)(b)	116,046	16,032,915
RBC Bearings, Inc. (a)(b)	108,762	18,363,376
REV Group, Inc.	122,103	1,128,232
Rexnord Corp.	524,671	19,680,409
SPX Corp. (a)	193,511	9,913,569
SPX Flow, Inc. (a)	180,261	9,658,384
Standex International Corp.	57,629	4,348,684
Taylor Devices, Inc. (a)	3,749	39,777
Tennant Co.	83,935	5,637,075
Terex Corp.	304,755	9,447,405
The L.S. Starrett Co. Class A (a)	20,155	76,791
The Shyft Group, Inc.	146,929	3,809,869
Timken Co.	293,846	21,580,050
Titan International, Inc.	259,294	1,301,656
Toro Co.	466,357	42,303,243
TriMas Corp. (a)	206,909	5,530,678
Trinity Industries, Inc. (b)	373,016	8,523,416
Twin Disc, Inc. (a)	40,233	247,433
Wabash National Corp. (b)	243,922	4,312,541
Watts Water Technologies, Inc. Class A	119,327	13,979,158
Welbilt, Inc. (a)	574,461	5,428,656
Woodward, Inc.	251,281	28,100,754
		806,185,826
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	53,549	997,618
Genco Shipping & Trading Ltd.	99,616	751,105
Kirby Corp. (a)	259,320	13,121,592
Matson, Inc.	189,063	10,990,232
Pangaea Logistics Solutions Ltd.	5,684	15,006
		25,875,553
Professional Services - 1.5%
Acacia Research Corp. (a)	241,785	892,187
ASGN, Inc. (a)	227,875	17,815,268
Barrett Business Services, Inc.	35,197	2,347,992
BG Staffing, Inc.	43,008	548,352
CBIZ, Inc. (a)	231,686	5,611,435
CoreLogic, Inc.	348,193	26,984,958
CoStar Group, Inc. (a)	171,857	156,487,828
CRA International, Inc.	38,928	1,784,849
DLH Holdings Corp. (a)	3,557	32,440
Dun & Bradstreet Holdings, Inc. (a)(b)	582,906	15,627,710
Exponent, Inc.	224,565	18,641,141
Forrester Research, Inc. (a)(b)	51,318	2,124,565
Franklin Covey Co. (a)	49,883	1,095,930
FTI Consulting, Inc. (a)	159,464	16,746,909
Gee Group, Inc. (a)(b)	3,724	3,873
GP Strategies Corp. (a)	73,891	849,747
Heidrick & Struggles International, Inc.	89,340	2,331,774
Hill International, Inc. (a)	111,120	210,017
Hirequest, Inc.	19,482	183,131
Hudson Global, Inc. (a)	7,326	73,553
Huron Consulting Group, Inc. (a)	101,907	4,491,041
ICF International, Inc.	71,551	5,182,439
Insperity, Inc.	155,935	13,332,443
Kelly Services, Inc. Class A (non-vtg.)	148,989	3,048,315
Kforce, Inc.	83,454	3,425,787
Korn Ferry	244,319	9,782,533
Lightbridge Corp. (a)(b)	8,376	27,054
Manpower, Inc.	250,019	21,664,146
Mastech Digital, Inc. (a)	13,818	245,960
MISTRAS Group, Inc. (a)	85,188	444,681
RCM Technologies, Inc. (a)	26,331	41,866
Red Violet, Inc. (a)(b)	28,193	754,727
Rekor Systems, Inc. (a)(b)	72,860	345,356
Resources Connection, Inc.	152,772	1,850,069
ShiftPixy, Inc. (a)	379	902
Staffing 360 Solutions, Inc.	32,301	35,854
TransUnion Holding Co., Inc.	829,813	75,587,666
TriNet Group, Inc. (a)	176,437	13,232,775
TrueBlue, Inc. (a)	162,036	3,094,888
Upwork, Inc. (a)	381,867	12,494,688
Volt Information Sciences, Inc. (a)	56,277	123,247
Willdan Group, Inc. (a)	53,375	2,075,220
		441,675,316
Road & Rail - 1.6%
AMERCO	38,961	16,138,815
ArcBest Corp.	115,485	4,839,976
Avis Budget Group, Inc. (a)(b)	223,804	7,871,187
Covenant Transport Group, Inc. Class A (a)	52,339	967,748
Daseke, Inc. (a)	271,093	1,829,878
Heartland Express, Inc.	224,640	4,151,347
HyreCar, Inc. (a)	61,111	433,277
Knight-Swift Transportation Holdings, Inc. Class A	549,125	22,673,371
Landstar System, Inc.	166,724	21,910,868
Lyft, Inc. (a)	1,058,801	40,414,434
Marten Transport Ltd.	256,909	4,529,306
P.A.M. Transportation Services, Inc. (a)	11,803	544,118
Patriot Transportation Holding, Inc.	5,715	57,493
Ryder System, Inc.	230,940	13,676,267
Saia, Inc. (a)	114,552	19,993,906
Schneider National, Inc. Class B	156,141	3,263,347
U.S. Xpress Enterprises, Inc. (a)	85,454	640,905
U.S.A. Truck, Inc. (a)	35,507	314,592
Uber Technologies, Inc. (a)	6,040,940	299,993,080
Universal Logistics Holdings, Inc.	41,673	896,386
Werner Enterprises, Inc.	249,841	9,991,142
YRC Worldwide, Inc. (a)	204,061	1,226,407
		476,357,850
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)	726	1,554
Air Lease Corp. Class A	462,550	16,915,454
Alta Equipment Group, Inc. (a)(b)	95,730	867,314
Applied Industrial Technologies, Inc.	165,613	12,989,028
Beacon Roofing Supply, Inc. (a)	232,027	8,443,463
BlueLinx Corp. (a)	44,535	1,162,364
BMC Stock Holdings, Inc. (a)	291,711	14,276,336
CAI International, Inc.	74,550	2,359,508
DXP Enterprises, Inc. (a)	81,122	1,708,429
EVI Industries, Inc. (a)(b)	23,108	781,975
Foundation Building Materials, Inc. (a)	88,964	1,711,667
GATX Corp. (b)	152,562	12,168,345
General Finance Corp. (a)	73,463	597,989
GMS, Inc. (a)	191,433	5,978,453
H&E Equipment Services, Inc.	146,525	3,938,592
HD Supply Holdings, Inc. (a)	704,496	39,296,787
Herc Holdings, Inc. (a)	105,781	6,059,136
Houston Wire & Cable Co. (a)	67,850	178,446
Huttig Building Products, Inc. (a)(b)	72,927	269,830
India Globalization Capital, Inc. (a)(b)	172,304	394,576
Lawson Products, Inc. (a)	40,566	1,916,338
MRC Global, Inc. (a)	239,871	1,386,454
MSC Industrial Direct Co., Inc. Class A	195,397	16,280,478
Nesco Holdings, Inc. Class A (a)(b)	32,234	147,954
Now, Inc. (a)	487,002	2,717,471
Rush Enterprises, Inc. Class A	206,490	7,914,762
SiteOne Landscape Supply, Inc. (a)	193,006	26,654,129
Systemax, Inc.	73,101	2,249,318
Titan Machinery, Inc. (a)	93,368	1,705,833
Transcat, Inc. (a)	40,113	1,271,582
Triton International Ltd.	295,575	13,377,725
Univar, Inc. (a)	720,908	12,904,253
Veritiv Corp. (a)	61,994	1,151,849
Watsco, Inc.	143,149	32,546,357
WESCO International, Inc. (a)	191,488	12,488,847
Willis Lease Finance Corp. (a)	20,314	654,314
		265,466,910
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	316,460	10,237,481

TOTAL INDUSTRIALS		3,657,752,705

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 0.6%
Acacia Communications, Inc. (a)	168,194	11,719,758
ADTRAN, Inc.	225,286	2,846,489
Applied Optoelectronics, Inc. (a)(b)	84,395	701,322
Aviat Networks, Inc. (a)	17,942	648,065
BK Technologies Corp.	68,107	207,726
CalAmp Corp. (a)	167,160	1,524,499
Calix Networks, Inc. (a)	232,960	5,516,493
Cambium Networks Corp. (a)	25,203	681,993
Casa Systems, Inc. (a)	137,941	732,467
Ciena Corp. (a)	671,529	30,084,499
Clearfield, Inc. (a)	45,080	1,072,002
ClearOne, Inc. (a)	68,406	174,435
CommScope Holding Co., Inc. (a)	872,147	10,334,942
Communications Systems, Inc.	26,846	115,975
Comtech Telecommunications Corp.	119,418	2,276,107
Digi International, Inc. (a)	135,784	2,330,053
Dzs, Inc. (a)	42,919	552,368
EchoStar Holding Corp. Class A (a)	217,771	5,176,417
EMCORE Corp. (a)	116,856	507,739
Extreme Networks, Inc. (a)	548,866	3,084,627
Harmonic, Inc. (a)	460,119	3,004,577
Infinera Corp. (a)(b)	836,824	7,079,531
Inseego Corp. (a)(b)	284,873	2,828,789
InterDigital, Inc.	130,309	7,806,812
KVH Industries, Inc. (a)	55,592	572,598
Lantronix, Inc. (a)	43,190	183,989
LRAD Corp. (a)(b)	157,033	1,111,794
Lumentum Holdings, Inc. (a)	327,428	28,283,231
NETGEAR, Inc. (a)	132,754	4,222,905
NetScout Systems, Inc. (a)	307,413	7,199,612
Network-1 Security Solutions, Inc.	44,887	132,417
Optical Cable Corp. (a)	11,253	30,383
PC-Tel, Inc.	84,418	530,989
Plantronics, Inc. (b)	159,857	4,367,293
Resonant, Inc. (a)(b)	189,533	420,763
Sonus Networks, Inc. (a)	498,525	3,419,882
Technical Communications Corp. (a)	2,782	10,961
Tessco Technologies, Inc.	29,976	191,247
Ubiquiti, Inc. (b)	33,002	8,188,126
ViaSat, Inc. (a)(b)	275,726	9,374,684
Viavi Solutions, Inc. (a)	990,630	13,418,083
xG Technology, Inc. (a)(b)	57	76
		182,666,718
Electronic Equipment & Components - 1.8%
ADDvantage Technologies Group, Inc. (a)(b)	11,707	37,345
Airgain, Inc. (a)	46,747	620,800
Akoustis Technologies, Inc. (a)(b)	126,261	960,846
Applied DNA Sciences, Inc. (a)(b)	20,600	154,912
Arlo Technologies, Inc. (a)	363,054	1,909,664
Arrow Electronics, Inc. (a)	337,547	30,936,183
Avnet, Inc.	413,353	12,545,264
Badger Meter, Inc. (b)	126,020	10,389,089
Bel Fuse, Inc. Class B (non-vtg.)	57,152	837,848
Belden, Inc.	189,369	7,286,919
Benchmark Electronics, Inc.	165,802	4,032,305
Cemtrex, Inc. (a)(b)	4,301	6,279
ClearSign Combustion Corp. (a)(b)	88,193	225,774
Coda Octopus Group, Inc. (a)(b)	22,486	125,697
Cognex Corp. (b)	754,744	56,711,464
Coherent, Inc. (a)	105,909	12,897,598
CPS Technologies Corp. (a)(b)	41,373	90,193
CTS Corp.	144,840	4,411,826
CUI Global, Inc. (a)	85,811	121,852
Daktronics, Inc.	197,468	890,581
Data I/O Corp. (a)	25,384	102,805
Digital Ally, Inc. (a)(b)	84,218	213,072
Dolby Laboratories, Inc. Class A	282,636	24,999,154
eMagin Corp. (a)	107,739	129,287
ePlus, Inc. (a)	60,887	5,133,383
Fabrinet (a)	158,200	10,806,642
FARO Technologies, Inc. (a)	74,800	4,945,776
Fitbit, Inc. (a)	1,023,677	7,350,001
Frequency Electronics, Inc. (a)	18,714	194,626
Identiv, Inc. (a)	50,133	345,416
IEC Electronics Corp. (a)	42,451	420,689
II-VI, Inc. (a)(b)	452,285	30,597,080
Image Sensing Systems, Inc. (a)	9,582	43,406
Insight Enterprises, Inc. (a)	151,836	10,853,237
Intellicheck, Inc. (a)(b)	65,588	644,074
Iteris, Inc. (a)	193,896	946,212
Itron, Inc. (a)	175,044	13,760,209
Jabil, Inc.	590,418	22,565,776
KEY Tronic Corp. (a)	23,421	181,044
Kimball Electronics, Inc. (a)	125,270	1,930,411
Knowles Corp. (a)	397,050	6,741,909
LGL Group, Inc. (a)	6,067	58,486
LGL Group, Inc. warrants 11/16/25 (a)	6,067	2,548
LightPath Technologies, Inc. Class A (a)	111,997	348,311
Littelfuse, Inc.	105,685	25,420,413
Luna Innovations, Inc. (a)	128,883	1,292,052
Methode Electronics, Inc. Class A	163,470	5,724,719
Micronet Enertec Technologies, Inc. (a)	22,542	36,293
MicroVision, Inc. (a)(b)	613,637	1,417,501
MTS Systems Corp.	88,196	3,089,506
Napco Security Technolgies, Inc. (a)(b)	56,639	1,727,490
National Instruments Corp.	573,446	21,464,084
Neonode, Inc. (a)(b)	22,234	170,090
nLIGHT, Inc. (a)	150,107	4,506,212
Novanta, Inc. (a)	153,568	18,425,089
OSI Systems, Inc. (a)	70,670	6,226,027
Par Technology Corp. (a)(b)	72,584	3,918,084
PC Connection, Inc.	49,986	2,281,861
Perceptron, Inc. (a)	32,730	228,128
Plexus Corp. (a)	123,585	9,233,035
Powerfleet, Inc. (a)(b)	103,136	709,576
Research Frontiers, Inc. (a)(b)	113,120	331,442
RF Industries Ltd.	34,355	164,560
Richardson Electronics Ltd.	36,172	164,944
Rogers Corp. (a)	80,370	11,807,157
Sanmina Corp. (a)	288,654	9,183,527
ScanSource, Inc. (a)	119,366	2,996,087
Sigmatron International, Inc. (a)	11,250	38,588
SYNNEX Corp.	179,955	28,848,586
Trimble, Inc. (a)	1,090,903	65,312,363
TTM Technologies, Inc. (a)(b)	414,998	5,419,874
Vishay Intertechnology, Inc.	589,082	11,404,628
Vishay Precision Group, Inc. (a)	61,860	1,809,405
Wayside Technology Group, Inc.	13,193	275,602
Wireless Telecom Group, Inc. (a)	34,803	55,685
Wrap Technologies, Inc. (a)(b)	89,190	512,843
		532,701,444
IT Services - 4.8%
ALJ Regional Holdings, Inc. (a)(b)	9,675	9,268
Alliance Data Systems Corp.	207,216	15,155,778
AMERI Holdings, Inc. (a)	10,788	17,153
BigCommerce Holdings, Inc. (a)(b)	49,208	3,969,117
Black Knight, Inc. (a)	687,152	62,956,866
Booz Allen Hamilton Holding Corp. Class A	601,255	52,182,921
Brightcove, Inc. (a)	181,303	3,027,760
CACI International, Inc. Class A (a)	109,386	25,956,204
Cardtronics PLC (a)(b)	157,734	3,829,782
Cass Information Systems, Inc.	58,565	2,484,913
Computer Task Group, Inc. (a)	43,271	298,137
Conduent, Inc. (a)	764,243	3,225,105
Crexendo, Inc. (a)(b)	7,104	46,957
CSG Systems International, Inc.	145,975	6,332,396
CSP, Inc.	3,689	29,623
Endurance International Group Holdings, Inc. (a)	293,911	2,786,276
EPAM Systems, Inc. (a)	243,884	78,611,130
Euronet Worldwide, Inc. (a)	227,916	30,641,027
EVERTEC, Inc.	263,694	9,801,506
EVO Payments, Inc. Class A (a)	179,220	4,505,591
Exela Technologies, Inc. (a)(b)	248,418	97,057
ExlService Holdings, Inc. (a)	148,672	12,378,431
Fastly, Inc. Class A (a)(b)	323,247	27,401,648
Genpact Ltd.	775,202	31,511,961
GoDaddy, Inc. (a)	727,109	57,834,250
GreenSky, Inc. Class A (a)(b)	189,492	807,236
Grid Dynamics Holdings, Inc. (a)(b)	115,168	1,242,663
GTT Communications, Inc. (a)(b)	142,846	648,521
Hackett Group, Inc.	130,530	1,837,862
i3 Verticals, Inc. Class A (a)	71,483	1,994,376
Information Services Group, Inc. (a)	106,909	322,865
Innodata, Inc. (a)	57,046	296,639
Inpixon (a)(b)	97,092	107,772
International Money Express, Inc. (a)	116,530	1,834,182
KBR, Inc. (b)	615,064	17,080,327
Limelight Networks, Inc. (a)(b)	550,928	2,440,611
Liveramp Holdings, Inc. (a)	285,548	16,707,413
ManTech International Corp. Class A	117,245	9,024,348
Marathon Patent Group, Inc. (a)(b)	151,297	950,145
Maximus, Inc.	266,345	19,126,234
ModusLink Global Solutions, Inc. (a)	124,462	112,265
MoneyGram International, Inc. (a)	254,752	1,727,219
MongoDB, Inc. Class A (a)(b)	220,975	63,488,327
NIC, Inc.	289,286	6,779,417
Okta, Inc. (a)	506,818	124,190,683
Paysign, Inc. (a)(b)	130,624	638,751
Perficient, Inc. (a)	141,452	6,440,310
Perspecta, Inc.	599,154	13,433,033
PFSweb, Inc. (a)	68,404	464,463
PRG-Schultz International, Inc. (a)	113,057	752,960
Rackspace Technology, Inc. (a)(b)	149,320	2,681,787
Repay Holdings Corp. (a)	282,290	6,811,658
Sabre Corp. (b)	1,352,260	15,212,925
Science Applications International Corp.	253,202	23,431,313
ServiceSource International, Inc. (a)	310,800	478,632
Shift4 Payments, Inc.	108,263	6,672,249
Snowflake Computing, Inc. (b)	122,422	39,889,984
Square, Inc. (a)	1,620,756	341,914,686
StarTek, Inc. (a)	53,760	420,403
Switch, Inc. Class A	350,849	5,539,906
Sykes Enterprises, Inc. (a)	173,251	6,519,435
Ttec Holdings, Inc.	78,779	5,330,187
Tucows, Inc. (a)(b)	40,924	2,966,990
Twilio, Inc. Class A (a)	599,213	191,802,089
Unisys Corp. (a)(b)	270,071	3,937,635
Verra Mobility Corp. (a)	596,132	7,272,810
Virtusa Corp. (a)	126,550	6,337,624
WEX, Inc. (a)	192,460	33,341,770
WidePoint Corp. (a)	26,418	284,258
		1,428,385,820
Semiconductors & Semiconductor Equipment - 3.9%
ACM Research, Inc. (a)	43,351	3,581,660
Advanced Energy Industries, Inc. (a)	167,183	16,126,472
AEHR Test Systems (a)	77,697	128,200
Alpha & Omega Semiconductor Ltd. (a)	89,678	2,227,602
Ambarella, Inc. (a)	151,259	11,817,866
Amkor Technology, Inc.	451,252	6,651,454
Amtech Systems, Inc. (a)	53,049	327,312
Atomera, Inc. (a)(b)	71,665	672,218
Axcelis Technologies, Inc. (a)	145,152	3,916,201
AXT, Inc. (a)	170,357	1,660,981
Brooks Automation, Inc.	324,540	23,688,175
Ceva, Inc. (a)	94,865	3,726,297
Cirrus Logic, Inc. (a)	252,422	20,219,002
CMC Materials, Inc.	127,459	19,664,375
Cohu, Inc.	187,650	5,327,384
Cree, Inc. (a)	478,693	43,269,060
CVD Equipment Corp. (a)	12,659	59,750
CyberOptics Corp. (a)	35,618	953,138
Diodes, Inc. (a)	182,045	12,371,778
DSP Group, Inc. (a)	109,919	1,849,937
Enphase Energy, Inc. (a)	549,772	75,082,362
Entegris, Inc.	588,871	54,541,232
Everspin Technologies, Inc. (a)(b)	46,642	254,665
First Solar, Inc. (a)	370,076	34,576,201
FormFactor, Inc. (a)	335,895	13,771,695
GSI Technology, Inc. (a)	71,555	475,125
Ichor Holdings Ltd. (a)	106,321	3,391,640
Impinj, Inc. (a)(b)	93,257	3,897,210
Inphi Corp. (a)	227,152	35,238,090
Intest Corp. (a)	33,374	180,220
Kopin Corp. (a)	302,580	605,160
Kulicke & Soffa Industries, Inc.	272,326	8,292,327
Lattice Semiconductor Corp. (a)	592,255	24,785,872
MACOM Technology Solutions Holdings, Inc. (a)	195,153	8,719,436
Marvell Technology Group Ltd.	2,905,984	134,517,999
MaxLinear, Inc. Class A (a)	290,768	9,086,500
MKS Instruments, Inc.	239,450	33,039,311
Monolithic Power Systems, Inc.	184,760	59,115,810
MoSys, Inc. (a)(b)	813	1,211
NeoPhotonics Corp.(a)	205,854	1,659,183
NVE Corp.	24,023	1,229,737
NXP Semiconductors NV	1,217,282	192,841,814
ON Semiconductor Corp. (a)	1,789,614	51,451,403
Onto Innovation, Inc. (a)	212,153	9,379,284
PDF Solutions, Inc. (a)	131,900	2,911,033
Photronics, Inc. (a)	286,555	3,321,172
Pixelworks, Inc. (a)	172,277	513,385
Power Integrations, Inc.	258,876	18,481,158
QuickLogic Corp. (a)(b)	26,398	75,762
Rambus, Inc. (a)	497,927	7,827,412
Rubicon Technology, Inc. (a)	8,459	73,593
Semtech Corp. (a)	283,317	19,115,398
Silicon Laboratories, Inc. (a)	189,740	22,239,425
SiTime Corp.	39,257	3,414,181
SMART Global Holdings, Inc. (a)(b)	59,556	1,827,774
SolarEdge Technologies, Inc. (a)	218,779	60,816,186
SunPower Corp. (a)(b)	346,761	7,684,224
Synaptics, Inc. (a)	147,890	11,501,405
Ultra Clean Holdings, Inc. (a)	177,914	5,629,199
Universal Display Corp.	186,711	42,764,287
Veeco Instruments, Inc. (a)(b)	226,873	3,770,629
		1,146,338,572
Software - 11.7%
2U, Inc. (a)(b)	310,571	10,034,549
8x8, Inc. (a)	452,417	8,944,284
A10 Networks, Inc. (a)	261,181	2,084,224
ACI Worldwide, Inc. (a)	504,981	16,452,281
Agilysys, Inc. (a)	88,492	3,306,061
Alarm.com Holdings, Inc. (a)	194,913	14,795,846
Altair Engineering, Inc. Class A (a)(b)	181,063	9,759,296
Alteryx, Inc. Class A (a)(b)	232,975	27,919,724
American Software, Inc. Class A	131,466	2,158,672
Anaplan, Inc. (a)	600,056	41,997,919
AppFolio, Inc. (a)(b)	67,596	11,013,416
Appian Corp. Class A (a)(b)	164,313	23,003,820
Aspen Technology, Inc. (a)	294,533	39,599,962
Asure Software, Inc. (a)	55,885	432,550
AudioEye, Inc. (a)(b)	21,578	363,374
Avalara, Inc. (a)	364,227	62,555,987
Avaya Holdings Corp. (a)	324,214	6,033,623
Aware, Inc. (a)	24,042	73,809
Benefitfocus, Inc. (a)	128,574	1,850,180
Bill.Com Holdings, Inc. (a)	257,327	31,576,596
Bio-Key International, Inc. (a)(b)	11,532	40,016
Blackbaud, Inc. (b)	213,997	11,789,095
BlackLine, Inc. (a)	221,914	27,273,231
Bottomline Technologies, Inc. (a)	164,008	7,485,325
Box, Inc. Class A (a)	606,862	11,342,251
Bridgeline Digital, Inc. (a)	19	51
BSQUARE Corp. (a)	35,232	49,677
CDK Global, Inc.	526,575	25,222,943
Cerence, Inc. (a)(b)	161,810	14,684,258
Ceridian HCM Holding, Inc. (a)	566,518	54,623,666
ChannelAdvisor Corp. (a)	128,650	1,897,588
Cleanspark, Inc. (a)(b)	68,819	750,127
Cloudera, Inc. (a)(b)	892,304	10,422,111
Cloudflare, Inc. (a)	630,878	47,366,320
CommVault Systems, Inc. (a)	202,166	9,655,448
Cornerstone OnDemand, Inc. (a)	262,636	11,595,379
Coupa Software, Inc. (a)	292,684	96,266,694
Crowdstrike Holdings, Inc. (a)	660,586	101,254,622
Datadog, Inc. Class A (a)	771,288	76,295,809
Digimarc Corp. (a)(b)	55,396	2,328,294
Digital Turbine, Inc. (a)	319,734	14,381,635
DocuSign, Inc. (a)	800,779	182,481,519
Domo, Inc. Class B (a)	110,084	4,182,091
Dropbox, Inc. Class A (a)	1,280,895	25,579,473
Duck Creek Technologies, Inc. (a)(b)	100,315	3,988,524
Dynatrace, Inc. (a)	799,932	30,413,415
Ebix, Inc. (b)	105,726	3,595,741
eGain Communications Corp. (a)	89,987	1,020,453
Elastic NV (a)	261,469	32,369,862
Envestnet, Inc. (a)	235,339	18,888,308
Everbridge, Inc. (a)(b)	151,342	19,211,353
Evolving Systems, Inc. (a)	27,005	44,558
Fair Isaac Corp. (a)	126,451	59,783,504
FireEye, Inc. (a)	981,982	14,759,189
Five9, Inc. (a)	289,836	44,982,547
GlowPoint, Inc. (a)(b)	31,599	300,191
GSE Systems, Inc. (a)	32,533	38,714
GTY Govtech, Inc. (a)	165,217	591,477
Guidewire Software, Inc. (a)	363,007	44,461,097
HubSpot, Inc. (a)	187,752	74,036,246
Intelligent Systems Corp. (a)(b)	27,255	1,070,304
Inuvo, Inc. (a)(b)	95,405	34,909
Issuer Direct Corp. (a)	26,250	550,988
j2 Global, Inc. (a)(b)	194,158	17,398,498
Jamf Holding Corp. (a)(b)	121,293	3,844,988
Kaspien Holdings, Inc. (a)	1,429	18,320
LivePerson, Inc. (a)(b)	268,196	15,668,010
Manhattan Associates, Inc. (a)	276,231	28,241,857
Marin Software, Inc. (a)	22,030	46,704
Medallia, Inc. (a)(b)	335,794	11,749,432
MicroStrategy, Inc. Class A (a)	31,665	10,853,812
Mimecast Ltd. (a)	249,968	11,243,561
Mitek Systems, Inc. (a)	182,068	2,144,761
MobileIron, Inc. (a)	421,408	2,966,712
Model N, Inc. (a)(b)	129,732	4,470,565
Net Element International, Inc. (a)	15,603	159,775
NetSol Technologies, Inc. (a)	40,740	133,627
New Relic, Inc. (a)	227,645	13,597,236
Nuance Communications, Inc. (a)	1,232,003	53,136,289
Nutanix, Inc. Class A (a)	806,525	22,090,720
NXT-ID, Inc. (a)	86,540	36,355
Onespan, Inc. (a)	150,239	2,971,727
Pagerduty, Inc. (a)(b)	239,299	8,236,672
Palo Alto Networks, Inc. (a)	421,378	123,851,422
Parametric Technology Corp. (a)	456,039	49,183,806
Park City Group, Inc. (a)	64,528	302,636
Paylocity Holding Corp. (a)	162,017	31,852,542
Pegasystems, Inc.	172,227	22,541,070
Phunware, Inc. (a)(b)	82,063	55,803
Ping Identity Holding Corp. (a)	157,961	3,552,543
Pluralsight, Inc. (a)	432,363	7,082,106
Progress Software Corp.	194,101	7,783,450
Proofpoint, Inc. (a)	251,232	26,000,000
PROS Holdings, Inc. (a)	168,356	7,220,789
Q2 Holdings, Inc. (a)	219,960	24,936,865
QAD, Inc.:
Class A	38,070	2,182,553
Class B (b)	23,915	913,553
Qualys, Inc. (a)(b)	146,947	13,961,434
Qumu Corp. (a)	55,705	270,169
Rapid7, Inc. (a)	224,593	16,830,999
RealNetworks, Inc. (a)(b)	88,984	138,815
RealPage, Inc. (a)	388,045	26,771,225
Rimini Street, Inc. (a)	26,093	113,765
RingCentral, Inc. (a)	340,787	101,230,778
Riot Blockchain, Inc. (a)(b)	217,040	1,833,988
SailPoint Technologies Holding, Inc. (a)(b)	396,969	18,482,877
SeaChange International, Inc. (a)	146,521	141,451
SecureWorks Corp. (a)	43,872	495,315
SharpSpring, Inc. (a)	46,113	715,674
ShotSpotter, Inc. (a)(b)	34,682	1,150,402
SilverSun Technologies, Inc. (A Shares) (b)	17,056	51,680
Slack Technologies, Inc. Class A (a)(b)	1,887,001	80,914,603
Smartsheet, Inc. (a)	490,364	28,455,823
Smith Micro Software, Inc. (a)(b)	134,367	722,894
SolarWinds, Inc. (a)(b)	307,669	7,039,467
Splunk, Inc. (a)	692,605	141,416,089
Sprout Social, Inc. (a)(b)	119,221	6,125,575
SPS Commerce, Inc. (a)	152,338	15,701,478
SS&C Technologies Holdings, Inc.	977,826	67,362,433
Support.com, Inc.	54,868	108,639
SurveyMonkey (a)	509,163	10,834,989
Synacor, Inc. (a)	119,442	174,385
Synchronoss Technologies, Inc. (a)(b)	183,108	542,000
TeleNav, Inc. (a)	193,880	920,930
Tenable Holdings, Inc. (a)	286,509	10,317,189
Teradata Corp. (a)(b)	471,623	10,342,692
The Trade Desk, Inc. (a)	182,045	164,035,288
Upland Software, Inc. (a)	109,967	5,030,990
Varonis Systems, Inc. (a)	139,229	16,796,587
Verb Technology Co., Inc. (a)	3,000	3,270
Verint Systems, Inc. (a)	278,909	15,886,657
Veritone, Inc. (a)(b)	100,602	2,677,019
Vertex, Inc. Class A (a)(b)	90,889	2,294,038
VirnetX Holding Corp. (b)	270,229	1,464,641
VMware, Inc. Class A (a)(b)	350,367	49,012,840
Workday, Inc. Class A (a)	759,729	170,779,482
Workiva, Inc. (a)	172,368	12,925,876
Xperi Holding Corp.	466,635	8,903,396
Yext, Inc. (a)(b)	401,681	7,635,956
Zendesk, Inc. (a)	504,123	67,300,421
Zix Corp. (a)	258,984	1,864,685
Zoom Video Communications, Inc. Class A (a)	794,448	380,032,145
Zscaler, Inc. (a)	315,604	49,155,323
Zuora, Inc. (a)	429,434	4,891,253
		3,441,391,560
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	551,614	5,047,268
Astro-Med, Inc.	35,940	360,478
Avid Technology, Inc. (a)	167,836	2,039,207
Boxlight Corp. (a)(b)	175,734	268,873
Dell Technologies, Inc. (a)	1,022,857	70,607,819
Diebold Nixdorf, Inc. (a)(b)	348,076	3,296,280
Eastman Kodak Co. (a)(b)	269,982	2,059,963
Immersion Corp. (a)	92,246	789,626
Intevac, Inc. (a)	87,082	524,234
NCR Corp. (a)	557,034	15,413,131
One Stop Systems, Inc. (a)	47,116	127,684
Pure Storage, Inc. Class A (a)	1,048,763	19,160,900
Quantum Corp. (a)	147,733	846,510
Sonim Technologies, Inc. (a)	20,304	12,970
Super Micro Computer, Inc. (a)	190,096	5,362,608
Transact Technologies, Inc.	27,805	234,674
		126,152,225

TOTAL INFORMATION TECHNOLOGY		6,857,636,339

MATERIALS - 3.2%
Chemicals - 1.4%
Advanced Emissions Solutions, Inc. (b)	96,954	547,790
AdvanSix, Inc. (a)	129,611	2,303,187
AgroFresh Solutions, Inc. (a)	114,965	264,420
American Vanguard Corp.	133,922	2,030,258
Amyris, Inc. (a)(b)	344,651	1,006,381
Ashland Global Holdings, Inc.	236,348	17,766,279
Axalta Coating Systems Ltd. (a)	911,777	26,085,940
Balchem Corp.	142,129	14,737,356
Cabot Corp.	240,801	9,971,569
Chase Corp.	33,915	3,593,294
Core Molding Technologies, Inc. (a)	29,730	332,976
Element Solutions, Inc.	970,014	13,395,893
Ferro Corp. (a)	374,004	5,351,997
Flotek Industries, Inc. (a)(b)	264,681	537,302
FutureFuel Corp.	128,970	1,546,350
GCP Applied Technologies, Inc. (a)	204,276	4,798,443
H.B. Fuller Co.	219,061	11,463,462
Hawkins, Inc.	45,143	2,265,276
Huntsman Corp.	866,272	21,457,557
Ingevity Corp. (a)	177,727	11,833,064
Innospec, Inc.	105,780	8,704,636
Intrepid Potash, Inc. (a)	48,926	633,102
Koppers Holdings, Inc. (a)	96,391	2,609,304
Kraton Performance Polymers, Inc. (a)	138,703	3,744,981
Kronos Worldwide, Inc. (b)	107,838	1,482,773
Livent Corp. (a)(b)	633,577	9,611,363
Loop Industries, Inc. (a)(b)	81,270	679,417
LSB Industries, Inc. (a)(b)	104,556	262,436
Marrone Bio Innovations, Inc. (a)(b)	160,000	190,400
Minerals Technologies, Inc.	144,256	8,752,012
NewMarket Corp.	31,523	11,655,944
Northern Technologies International Corp.	14,032	132,041
Olin Corp.	611,457	13,384,794
Orion Engineered Carbons SA	265,933	4,137,917
PolyOne Corp.	395,559	14,457,681
PQ Group Holdings, Inc. (a)	189,942	2,429,358
Quaker Chemical Corp. (b)	57,428	14,184,716
Rayonier Advanced Materials, Inc. (a)	269,558	1,744,040
RPM International, Inc.	568,343	50,019,867
Sensient Technologies Corp.	181,563	13,021,698
Stepan Co.	92,543	10,749,795
The Chemours Co. LLC	710,201	17,279,190
The Scotts Miracle-Gro Co. Class A	178,216	31,325,026
Trecora Resources (a)	90,844	615,014
Tredegar Corp.	122,777	1,941,104
Trinseo SA (b)	167,424	6,360,438
Tronox Holdings PLC	394,121	4,985,631
Valhi, Inc.	11,706	182,145
Valvoline, Inc.	804,161	18,326,829
Venator Materials PLC (a)	253,191	630,446
W.R. Grace & Co.	271,049	14,831,801
Westlake Chemical Corp.	150,842	11,335,776
		431,690,469
Construction Materials - 0.1%
Eagle Materials, Inc.	180,995	16,468,735
Forterra, Inc. (a)	87,063	1,615,019
Summit Materials, Inc. (a)	496,017	9,424,323
Tecnoglass, Inc.	87,666	513,723
U.S. Concrete, Inc. (a)	69,713	2,473,417
United States Lime & Minerals, Inc.	10,066	1,114,306
		31,609,523
Containers & Packaging - 0.7%
Aptargroup, Inc.	278,547	35,186,057
Berry Global Group, Inc. (a)	576,578	30,558,634
Crown Holdings, Inc. (a)	588,436	55,460,093
Graphic Packaging Holding Co.	1,203,872	18,443,319
Greif, Inc.:
Class A	95,325	4,633,748
Class B	47,597	2,346,532
Myers Industries, Inc.	167,962	2,853,674
O-I Glass, Inc.	684,542	7,749,015
Ranpak Holdings Corp. (A Shares) (a)	144,197	1,630,868
Silgan Holdings, Inc.	339,467	11,473,985
Sonoco Products Co.	433,889	25,191,595
UFP Technologies, Inc. (a)	36,463	1,606,924
		197,134,444
Metals & Mining - 0.8%
Alcoa Corp. (a)	805,875	16,036,913
Allegheny Technologies, Inc. (a)	561,644	7,576,578
Ampco-Pittsburgh Corp. (a)	56,139	238,591
Arconic Rolled Products Corp. (a)	417,753	11,492,385
Carpenter Technology Corp. (b)	218,968	5,351,578
Century Aluminum Co. (a)(b)	223,388	2,267,388
Cleveland-Cliffs, Inc.	1,744,232	19,203,994
Coeur d'Alene Mines Corp. (a)	1,061,496	7,526,007
Commercial Metals Co.	510,529	10,164,632
Compass Minerals International, Inc.	145,044	9,059,448
Comstock Mining, Inc. (a)	41,401	42,643
Contura Energy, Inc. (a)	85,195	630,443
Friedman Industries	25,968	161,261
Gold Resource Corp.	343,295	1,023,019
Golden Minerals Co. (a)(b)	162,066	89,396
Haynes International, Inc.	62,561	1,325,668
Hecla Mining Co. (b)	2,294,438	10,967,414
Hycroft Mining Holding Corp. (a)	111,887	872,719
Kaiser Aluminum Corp.	71,200	5,552,176
Materion Corp.	91,134	5,313,112
McEwen Mining, Inc. (a)(b)	1,189,987	1,165,116
Olympic Steel, Inc.	44,454	659,697
Paramount Gold Nevada Corp. (a)	22,322	24,108
Ramaco Resources, Inc. (a)(b)	23,222	71,059
Reliance Steel & Aluminum Co.	274,589	32,346,584
Royal Gold, Inc.	285,254	31,512,009
Ryerson Holding Corp. (a)	81,593	876,309
Schnitzer Steel Industries, Inc. Class A	124,843	3,198,478
Solitario Exploration & Royalty Corp. (a)	56,754	27,809
Steel Dynamics, Inc.	862,857	31,244,052
SunCoke Energy, Inc.	388,757	1,749,407
Synalloy Corp. (a)	36,188	233,051
TimkenSteel Corp. (a)(b)	200,180	942,848
U.S. Antimony Corp. (a)(b)	139,038	57,284
U.S. Gold Corp. (a)	678	7,485
United States Steel Corp. (b)	967,304	13,726,044
Universal Stainless & Alloy Products, Inc. (a)	43,484	314,389
Warrior Metropolitan Coal, Inc.	223,878	3,899,955
Worthington Industries, Inc.	151,708	7,846,338
		244,797,387
Paper & Forest Products - 0.2%
Boise Cascade Co.	167,662	7,251,382
Clearwater Paper Corp. (a)(b)	69,962	2,442,373
Domtar Corp.	244,398	7,356,380
Louisiana-Pacific Corp.	489,761	16,764,519
Mercer International, Inc. (SBI)	190,002	1,556,116
Neenah, Inc.	74,394	3,608,853
P.H. Glatfelter Co. (b)	199,795	3,212,704
Resolute Forest Products (a)	388,542	2,129,210
Schweitzer-Mauduit International, Inc.	138,981	4,833,759
Verso Corp.	149,531	1,616,430
		50,771,726

TOTAL MATERIALS		956,003,549

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust (SBI)	405,483	5,757,859
Agree Realty Corp.	237,576	15,656,258
Alexander & Baldwin, Inc.	329,542	5,157,332
Alexanders, Inc.	10,014	2,737,427
Alpine Income Property Trust, Inc.	30,197	483,454
American Assets Trust, Inc.	223,871	6,422,859
American Campus Communities, Inc.	599,914	23,876,577
American Finance Trust, Inc.	503,735	3,717,564
American Homes 4 Rent Class A	1,171,443	33,643,843
Americold Realty Trust	892,201	30,450,820
Apple Hospitality (REIT), Inc.	896,648	11,889,552
Armada Hoffler Properties, Inc.	279,587	2,966,418
Ashford Hospitality Trust, Inc.	45,350	120,178
Bluerock Residential Growth (REIT), Inc.	113,385	1,156,527
Braemar Hotels & Resorts, Inc.	164,484	672,740
Brandywine Realty Trust (SBI)	758,601	8,443,229
Brixmor Property Group, Inc.	1,289,946	19,697,475
BRT Realty Trust	53,913	704,104
Camden Property Trust (SBI)	429,194	42,417,243
CareTrust (REIT), Inc.	421,575	8,191,202
CatchMark Timber Trust, Inc.	238,344	2,285,719
Cedar Realty Trust, Inc.	63,981	508,009
Chatham Lodging Trust	228,007	2,510,357
CIM Commercial Trust Corp.	11,746	142,949
City Office REIT, Inc.	216,362	1,897,495
Clipper Realty, Inc.	58,110	368,999
Colony Capital, Inc.	2,099,773	9,071,019
Columbia Property Trust, Inc.	497,317	6,952,492
Community Healthcare Trust, Inc.	99,302	4,484,478
Condor Hospitality Trust, Inc.	9,303	29,304
CoreCivic, Inc.	506,594	3,591,751
CorEnergy Infrastructure Trust, Inc.	66,154	393,616
CorePoint Lodging, Inc.	196,341	1,278,180
CoreSite Realty Corp.	185,708	23,285,926
Corporate Office Properties Trust (SBI)	487,604	12,984,895
Cousins Properties, Inc.	646,285	21,592,382
CubeSmart	852,350	27,726,946
CyrusOne, Inc.	510,137	35,663,678
DiamondRock Hospitality Co.	888,163	6,678,986
Diversified Healthcare Trust (SBI)	1,066,436	4,702,983
Douglas Emmett, Inc.	720,439	22,311,996
Easterly Government Properties, Inc.	355,319	7,696,210
EastGroup Properties, Inc.	173,359	23,634,032
Empire State Realty Trust, Inc.	589,393	5,334,007
EPR Properties	320,963	11,561,087
Equity Commonwealth	531,649	14,094,015
Equity Lifestyle Properties, Inc.	747,125	43,774,054
Essential Properties Realty Trust, Inc.	441,620	9,070,875
Farmland Partners, Inc.	153,535	1,225,209
First Industrial Realty Trust, Inc.	559,107	23,415,401
Four Corners Property Trust, Inc.	309,500	8,669,095
Franklin Street Properties Corp.	465,801	2,161,317
Front Yard Residential Corp. Class B	224,573	3,665,031
Gaming & Leisure Properties	905,311	37,606,619
Getty Realty Corp.	161,906	4,596,511
Gladstone Commercial Corp.	166,389	3,009,977
Gladstone Land Corp.	90,496	1,316,717
Global Medical REIT, Inc.	198,772	2,721,189
Global Net Lease, Inc.	396,117	6,611,193
Global Self Storage, Inc.	94,056	374,343
Government Properties Income Trust	212,241	4,849,707
Healthcare Realty Trust, Inc.	594,888	17,549,196
Healthcare Trust of America, Inc.	957,349	24,919,794
Hersha Hospitality Trust	176,585	1,430,339
Highwoods Properties, Inc. (SBI)	453,277	17,360,509
Hospitality Properties Trust (SBI)	719,157	8,529,202
Hudson Pacific Properties, Inc.	666,488	17,328,688
Independence Realty Trust, Inc.	439,759	5,664,096
Industrial Logistics Properties Trust	298,955	6,496,292
Investors Real Estate Trust	58,822	4,082,247
Invitation Homes, Inc.	2,460,867	70,331,579
iStar Financial, Inc.	333,096	4,696,654
JBG SMITH Properties	483,894	14,874,902
Kilroy Realty Corp.	456,496	27,919,295
Kite Realty Group Trust	387,863	5,585,227
Lamar Advertising Co. Class A	376,822	29,998,799
Lexington Corporate Properties Trust	1,200,715	12,259,300
Life Storage, Inc.	206,772	22,687,024
LTC Properties, Inc.	181,350	6,717,204
Mack-Cali Realty Corp.	369,069	5,041,483
Medical Properties Trust, Inc.	2,310,660	44,826,804
Monmouth Real Estate Investment Corp. Class A	429,361	6,367,424
National Health Investors, Inc.	195,145	12,618,076
National Retail Properties, Inc.	756,215	28,509,306
National Storage Affiliates Trust	268,322	9,117,582
NETSTREIT Corp.	56,118	1,064,558
New Senior Investment Group, Inc.	386,609	2,137,948
NexPoint Residential Trust, Inc.	99,060	4,389,349
Omega Healthcare Investors, Inc.	988,891	34,828,741
One Liberty Properties, Inc.	81,505	1,449,159
Outfront Media, Inc.	630,180	11,935,609
Paramount Group, Inc.	703,468	6,507,079
Park Hotels & Resorts, Inc.	1,014,751	16,560,736
Pebblebrook Hotel Trust	561,988	10,396,778
Physicians Realty Trust	913,956	15,857,137
Piedmont Office Realty Trust, Inc. Class A	546,019	8,534,277
Plymouth Industrial REIT, Inc.	98,475	1,293,962
Postal Realty Trust, Inc.	26,432	426,084
Potlatch Corp.	292,647	13,619,791
Power (REIT) (a)	2,827	77,686
Preferred Apartment Communities, Inc. Class A	234,413	1,830,766
PS Business Parks, Inc.	87,715	11,560,837
QTS Realty Trust, Inc. Class A	268,546	15,954,318
Ramco-Gershenson Properties Trust (SBI)	392,047	2,873,705
Rayonier, Inc.	594,466	16,746,107
Retail Opportunity Investments Corp.	535,690	6,953,256
Retail Properties America, Inc.	956,502	7,747,666
Retail Value, Inc.	77,763	1,197,550
Rexford Industrial Realty, Inc.	546,809	26,203,087
RLJ Lodging Trust	706,573	8,712,045
Ryman Hospitality Properties, Inc.	237,537	15,247,500
Sabra Health Care REIT, Inc.	893,084	14,718,024
Safety Income and Growth, Inc.	60,817	4,139,813
Saul Centers, Inc.	62,047	1,935,866
Seritage Growth Properties (a)(b)	165,535	2,724,706
SITE Centers Corp.	662,700	6,686,643
Sotherly Hotels, Inc.	41,362	95,133
Spirit Realty Capital, Inc.	446,019	16,431,340
Stag Industrial, Inc.	659,861	19,650,661
Store Capital Corp.	993,092	32,335,076
Summit Hotel Properties, Inc.	473,813	4,117,435
Sun Communities, Inc.	429,396	59,686,044
Sunstone Hotel Investors, Inc.	926,558	9,728,859
Tanger Factory Outlet Centers, Inc. (b)	435,716	4,117,516
Taubman Centers, Inc.	270,494	11,555,504
Terreno Realty Corp.	302,885	17,549,157
The GEO Group, Inc. (b)	521,104	4,924,433
The Macerich Co. (b)	475,623	4,756,230
UMH Properties, Inc.	179,957	2,578,784
Uniti Group, Inc.	841,917	8,654,907
Universal Health Realty Income Trust (SBI)	59,465	3,593,470
Urban Edge Properties	485,388	6,300,336
Urstadt Biddle Properties, Inc. Class A	163,270	2,292,311
VEREIT, Inc.	4,700,692	33,327,906
VICI Properties, Inc.	2,326,800	58,844,772
Washington Prime Group, Inc. (b)	898,894	916,872
Washington REIT (SBI)	349,914	8,121,504
Weingarten Realty Investors (SBI)	521,100	10,896,201
Wheeler REIT, Inc. (a)	33,737	99,862
Whitestone REIT Class B	224,872	1,691,037
WP Carey, Inc.	759,523	52,566,587
Xenia Hotels & Resorts, Inc.	510,724	7,196,101
		1,689,261,253
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)	2,426	55,919
Altisource Portfolio Solutions SA (a)	44,655	588,553
American Realty Investments, Inc. (a)	2,084	19,173
CTO Realty Growth, Inc.	26,484	1,081,607
Cushman & Wakefield PLC (a)(b)	467,638	6,967,806
eXp World Holdings, Inc. (a)	119,073	6,350,163
Fathom Holdings, Inc. (a)	6,205	137,751
Forestar Group, Inc. (a)	80,745	1,571,298
FRP Holdings, Inc. (a)	34,273	1,569,361
Griffin Industrial Realty, Inc.	8,215	585,401
Howard Hughes Corp. (a)	193,628	14,082,564
InterGroup Corp. (a)(b)	1,129	42,326
J.W. Mays, Inc. (a)	15	334
Jones Lang LaSalle, Inc.	224,203	29,659,815
Kennedy-Wilson Holdings, Inc.	530,142	8,471,669
Marcus & Millichap, Inc. (a)(b)	104,264	3,737,864
Maui Land & Pineapple, Inc. (a)	29,867	363,780
Newmark Group, Inc.	705,811	4,954,793
Rafael Holdings, Inc. (a)	52,713	1,129,112
RE/MAX Holdings, Inc.	84,728	2,651,986
Realogy Holdings Corp. (a)	510,247	6,281,141
Redfin Corp. (a)	435,579	20,859,878
Stratus Properties, Inc. (a)	20,176	491,286
Tejon Ranch Co. (a)	98,443	1,410,688
The RMR Group, Inc.	76,054	2,817,040
The St. Joe Co. (b)	137,866	4,550,957
Transcontinental Realty Investors, Inc. (a)	1,782	46,492
Trinity Place Holdings, Inc. (a)(b)	39,666	53,946
		120,532,703

TOTAL REAL ESTATE		1,809,793,956

UTILITIES - 2.0%
Electric Utilities - 0.7%
Allete, Inc.	224,123	12,604,678
Avangrid, Inc.	241,936	11,259,701
Genie Energy Ltd. Class B	101,120	839,296
Hawaiian Electric Industries, Inc.	471,007	16,876,181
IDACORP, Inc.	220,899	20,009,031
MGE Energy, Inc.	157,346	10,804,950
OGE Energy Corp.	869,118	28,150,732
Otter Tail Corp.	182,183	7,254,527
PG&E Corp. (a)	6,343,035	80,556,545
PNM Resources, Inc.	350,925	17,233,927
Portland General Electric Co.	393,078	16,265,568
Spark Energy, Inc. Class A, (b)	64,727	600,667
		222,455,803
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	73,513	7,646,087
National Fuel Gas Co.	394,019	16,221,762
New Jersey Resources Corp. (b)	413,329	13,652,257
Northwest Natural Holding Co.	137,885	6,607,449
ONE Gas, Inc. (b)	228,701	18,108,545
RGC Resources, Inc.	49,903	1,210,647
South Jersey Industries, Inc. (b)	438,463	10,093,418
Southwest Gas Holdings, Inc.	240,239	15,435,356
Spire, Inc. (b)	219,841	14,061,030
UGI Corp.	904,736	32,100,033
		135,136,584
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	144,839	3,930,930
Class C	319,094	9,339,881
Ormat Technologies, Inc. (b)	191,856	15,120,171
Sunnova Energy International, Inc. (a)	202,326	8,196,226
Vistra Corp.	2,122,180	39,642,322
		76,229,530
Multi-Utilities - 0.2%
Avista Corp.	294,163	11,036,996
Black Hills Corp.	275,889	16,782,328
MDU Resources Group, Inc.	874,606	21,812,674
NorthWestern Energy Corp.	219,677	12,741,266
Unitil Corp.	72,826	2,977,127
		65,350,391
Water Utilities - 0.3%
American States Water Co.	158,144	11,674,190
Artesian Resources Corp. Class A	38,728	1,431,774
Cadiz, Inc. (a)(b)	160,708	1,613,508
California Water Service Group (b)	211,008	10,440,676
Essential Utilities, Inc.	976,881	44,233,172
Global Water Resources, Inc.	2,400	30,912
Middlesex Water Co.	79,861	5,469,680
Pure Cycle Corp. (a)	85,699	817,568
SJW Corp.	117,821	7,729,058
York Water Co.	64,063	2,885,398
		86,325,936

TOTAL UTILITIES		585,498,244

TOTAL COMMON STOCKS
(Cost $17,654,536,420)		29,432,603,060

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	1,991

Money Market Funds - 8.6%
Fidelity Cash Central Fund 0.09% (e)	95,832,028	95,851,195
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	2,436,249,589	2,436,493,214
TOTAL MONEY MARKET FUNDS
(Cost $2,532,344,409)		2,532,344,409
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $20,186,882,628)		31,964,949,460
NET OTHER ASSETS (LIABILITIES) - (8.2)%(g)		(2,429,070,979)
NET ASSETS - 100%		$29,535,878,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	643	Dec. 2020	$58,516,215	$5,853,273	$5,853,273
CME E-mini S&P MidCap 400 Index Contracts (United States)	180	Dec. 2020	39,031,200	3,050,971	3,050,971
TOTAL FUTURES CONTRACTS					$8,904,244

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,129,252 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $7,993,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,705
Fidelity Securities Lending Cash Central Fund	17,628,612
Total	$17,655,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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